Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments
Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Corporate Bonds (97.3%)
Finance (39.4%)
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	$600	$604
5.75%, 10/1/31 (a)	550	563
Ally Financial, Inc.,
5.55%, 7/31/33	325	322
American National Group, Inc.,
6.00%, 7/15/35	250	249
7.00%, 12/1/55	475	464
Antares Holdings LP,
6.63%, 6/10/31 (a)	250	250
Apollo Global Management, Inc.,
5.70%, 3/30/36	175	176
Aviation Capital Group LLC,
4.88%, 1/28/33 (a)	450	438
Avolon Holdings Funding Ltd.,
4.85%, 4/1/33 (a)	200	194
4.95%, 1/15/28 (a)	650	652
5.75%, 11/15/29 (a)	75	77
Bain Capital Specialty Finance, Inc.,
5.95%, 3/1/31	675	653
Banco Mercantil del Norte SA,
8.00%, 1/24/33 (a)(b)	755	757
Banco Santander SA,
5.13%, 11/6/35	400	392
5.44%, 7/15/31	800	820
Bank of America Corp.,
5.29%, 4/25/34	1,175	1,191
5.87%, 9/15/34	2,950	3,084
Bank of New York Mellon Corp.,
Series J
4.97%, 4/26/34	705	704
Bank of Nova Scotia,
4.81%, 2/2/34	175	172
8.00%, 1/27/84	475	501
Barclays PLC,
5.59%, 6/26/37	475	475
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	207
8.45%, 6/29/38 (a)	200	216
Belrose Funding Trust II,
6.79%, 5/15/55 (a)	250	256
Blue Owl Finance LLC,
6.25%, 4/18/34	375	367
BPCE SA,
5.77%, 6/2/37 (a)	775	777
Brookfield Asset Management Ltd.,
5.30%, 1/15/36	275	268
CaixaBank SA,
6.04%, 6/15/35 (a)	1,000	1,044
	Face Amount (000)	Value (000)

Canadian Imperial Bank of Commerce,
7.00%, 10/28/85	$650	$668
Centene Corp.,
2.50%, 3/1/31	525	459
Charles Schwab Corp.,
5.49%, 5/21/37	525	532
Citadel LP,
4.88%, 1/15/27 (a)	325	325
6.38%, 1/23/32 (a)	350	365
Citadel Securities Global Holdings LLC,
5.13%, 1/27/32 (a)	350	346
6.20%, 6/18/35 (a)	348	356
Citigroup, Inc.,
3.06%, 1/25/33	750	680
4.50%, 9/11/31	475	469
Commonwealth Bank of Australia,
3.61%, 9/12/34 (a)	375	359
Convex Group Ltd.,
6.50%, 1/21/46	650	636
COPT Defense Properties LP,
2.75%, 4/15/31	1,275	1,157
CRC Insurance Group LLC,
7.13%, 6/1/31 (a)	450	449
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 6/30/28 (a)	700	683
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(b)	400	408
Deutsche Bank AG,
5.06%, 4/14/32	325	324
Enact Holdings, Inc.,
6.25%, 5/28/29	825	849
EPR Properties,
4.75%, 11/15/30	750	734
Essent Group Ltd.,
6.25%, 7/1/29	775	799
Essential Properties LP,
5.38%, 7/15/36	600	592
Fortitude Global Funding,
5.50%, 6/12/31 (a)	225	226
Fortitude Group Holdings LLC,
6.25%, 4/1/30 (a)	540	552
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	400	382
7.25%, 3/1/56 (a)	244	239
7.95%, 10/15/54 (a)	210	212
Goldman Sachs Group, Inc.,
4.97%, 6/3/32	450	450
5.07%, 1/21/37	500	488
5.09%, 4/20/34	1,000	996
5.33%, 7/23/35	1,225	1,230
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	600	612
8.00%, 6/1/56	200	212

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Finance (cont'd)
HSBC Holdings PLC,
2.87%, 11/22/32	$200	$180
Intact Financial Corp.,
5.46%, 9/22/32 (a)	1,100	1,129
Intesa Sanpaolo SpA,
4.95%, 6/1/42 (a)	200	175
Jefferies Financial Group, Inc.,
2.75%, 10/15/32	500	427
5.50%, 2/15/36	400	386
JPMorgan Chase & Co.,
4.35%, 1/22/32	475	465
4.90%, 1/22/37	600	585
5.15%, 4/23/37	550	546
5.77%, 4/22/35	2,875	2,992
KBC Group NV,
4.45%, 9/23/31 (a)	375	368
KKR & Co., Inc.,
5.10%, 8/7/35	75	73
Liberty Mutual Group, Inc.,
4.13%, 12/15/51 (a)	900	894
5.25%, 5/1/36 (a)	275	272
Lincoln Financial Global Funding,
4.20%, 1/12/29 (a)	200	197
LPL Holdings, Inc.,
4.38%, 5/15/31 (a)	550	529
4.90%, 4/3/28	425	425
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (a)	200	206
6.50%, 3/26/31 (a)	600	627
Marex Group PLC,
5.68%, 4/21/31	225	225
6.40%, 11/4/29	485	497
Marsh & McLennan Cos., Inc.,
5.00%, 3/15/35	190	188
5.40%, 3/15/55	425	402
Midcap Financial Issuer Trust,
5.37%, 4/15/29 (a)	700	696
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	605
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	622
Nippon Life Insurance Co.,
5.05%, 4/2/33 (a)	500	501
Pacific Life Insurance Co.,
5.95%, 9/15/55 (a)	625	624
Pinnacle Financial Partners, Inc.,
6.17%, 11/1/30	1,010	1,034
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	850	862
5.58%, 1/29/36	350	359
Progressive Corp.,
5.15%, 3/26/36	325	325
	Face Amount (000)	Value (000)

Protective Life Corp.,
4.70%, 1/15/31 (a)	$400	$395
Raymond James Financial, Inc.,
5.65%, 9/11/55	525	511
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	695	651
Sammons Financial Group, Inc.,
5.95%, 6/15/36 (a)	275	276
Santander U.K. Group Holdings PLC,
5.14%, 9/22/36	200	194
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)(c)	350	335
5.55%, 4/3/34 (a)	325	328
State Street Corp.,
4.78%, 10/23/36	500	486
5.09%, 4/24/37	250	248
Sumitomo Mitsui Financial Group, Inc.,
4.66%, 7/8/31	400	397
Sumitomo Mitsui Trust Group, Inc.,
5.42%, 9/11/36 (a)	625	615
Toronto-Dominion Bank,
8.13%, 10/31/82	600	621
Travelers Cos., Inc.,
5.05%, 7/24/35	1,000	998
Truist Financial Corp.,
4.60%, 1/27/32	375	370
UBS Group AG,
3.09%, 5/14/32 (a)	1,125	1,033
4.84%, 11/6/33 (a)	200	197
5.20%, 8/10/37 (a)	200	197
UniCredit SpA,
5.46%, 6/30/35 (a)	275	277
UnitedHealth Group, Inc.,
6.05%, 2/15/63	700	715
Wells Fargo & Co.,
4.96%, 1/23/37	500	488
5.61%, 4/23/36	475	487
MTN
4.90%, 7/25/33	775	770
5.56%, 7/25/34	1,275	1,306
		61,973
Industrials (46.1%)
Abbott Laboratories,
5.50%, 3/15/56	525	515
AbbVie, Inc.,
4.50%, 5/14/35	700	675
5.40%, 3/15/54	225	216
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	555	555
Alphabet, Inc.,
5.65%, 2/15/56	325	321

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
Amazon.com, Inc.,
2.50%, 6/3/50	$475	$275
5.80%, 3/13/56	600	597
Amgen, Inc.,
5.65%, 2/19/56	450	440
Amphenol Corp.,
4.63%, 2/15/36	525	507
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	500	456
Antares Holdings LP,
7.95%, 8/11/28 (a)	475	491
APLD ComputeCo 2 LLC,
6.75%, 3/15/31 (a)	400	402
Apple, Inc.,
2.95%, 9/11/49	825	538
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	425	422
5.31%, 10/20/31 (a)	675	668
AT&T, Inc.,
3.80%, 12/1/57	1,350	902
6.00%, 4/30/56	500	484
Australian Metcoal Financing Pty. Ltd.,
6.25%, 10/22/31 (a)	875	891
BAT Capital Corp.,
3.73%, 9/25/40	175	142
4.63%, 3/22/33	1,100	1,077
BHP Billiton Finance USA Ltd.,
5.75%, 9/5/55	425	432
Biogen, Inc.,
6.45%, 5/15/55	150	160
Boeing Co.,
5.81%, 5/1/50	610	603
5.93%, 5/1/60	175	172
BP Capital Markets PLC,
4.88%, 3/22/30 (b)	600	593
Broadcom, Inc.,
3.19%, 11/15/36 (a)	750	629
5.70%, 1/15/56	350	348
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	325	316
Carnival Corp. Ltd.,
5.75%, 8/1/32 (a)	675	682
CBRE Services, Inc.,
4.90%, 1/15/33	300	296
CDW LLC/CDW Finance Corp.,
3.57%, 12/1/31	175	161
Celanese U.S. Holdings LLC,
7.35%, 11/15/28	374	390
7.70%, 11/15/33	366	391
	Face Amount (000)	Value (000)

Charter Communications Operating LLC/Charter Communications Operating Capital,
4.40%, 12/1/61	$825	$533
6.48%, 10/23/45	650	596
Cheniere Energy Partners LP,
5.55%, 10/30/35	800	813
CI Financial Corp.,
7.50%, 5/30/29 (a)	995	1,043
Cisco Systems, Inc.,
5.50%, 1/15/40	275	280
Comcast Corp.,
2.89%, 11/1/51	325	184
5.17%, 1/15/37 (a)	1,125	1,081
Concentrix Corp.,
6.65%, 8/2/26	144	144
CRH America Finance, Inc.,
5.50%, 1/9/35	825	839
CVS Health Corp.,
1.88%, 2/28/31	150	132
2.13%, 9/15/31	350	306
5.88%, 6/1/53	825	808
6.20%, 9/15/55	225	230
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	1,021	1,020
Diamondback Energy, Inc.,
5.40%, 4/18/34	825	837
Ecolab, Inc.,
5.15%, 6/15/33	725	735
Eli Lilly & Co.,
5.20%, 8/14/64	275	255
5.65%, 10/15/65	225	225
5.70%, 5/20/66	150	151
Energy Transfer LP,
5.60%, 9/1/34	425	434
6.30%, 1/15/56	750	753
Eni SpA,
6.00%, 5/18/56 (a)	225	222
Enterprise Products Operating LLC,
3.30%, 2/15/53	350	234
5.20%, 1/15/36	650	652
EQT Corp.,
4.50%, 1/15/29	162	161
4.75%, 1/15/31	1,100	1,090
7.50%, 6/1/30	246	266
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	389
First Quantum Minerals Ltd.,
8.00%, 3/1/33 (a)	355	372
Ford Motor Co.,
3.25%, 2/12/32	325	287
Ford Motor Credit Co. LLC,
6.47%, 5/22/36	328	333
7.35%, 3/6/30	500	529

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
GE Vernova, Inc.,
5.50%, 2/4/56	$350	$340
Glencore Funding LLC,
5.51%, 4/1/36 (a)	450	453
GLP Capital LP/GLP Financing II, Inc.,
5.63%, 3/1/36	800	784
HCA, Inc.,
4.63%, 3/15/52	350	285
HEICO Corp.,
5.35%, 8/1/33	675	686
Hexcel Corp.,
5.88%, 2/26/35	725	752
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (a)	450	450
Hyundai Capital America,
4.25%, 9/18/28 (a)	600	593
5.10%, 6/24/30 (a)	825	830
Icon Investments Six DAC,
5.81%, 5/8/27	600	605
Imperial Brands Finance PLC,
5.88%, 7/1/34 (a)	1,125	1,157
Intel Corp.,
4.90%, 8/5/52	250	210
5.30%, 5/15/36	650	647
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
5.95%, 4/20/35	525	542
6.25%, 3/1/56	150	147
JDE Peet's NV,
1.38%, 1/15/27 (a)	775	761
Kinder Morgan, Inc.,
5.85%, 6/1/35	200	209
Kraft Heinz Foods Co.,
4.38%, 6/1/46	27	22
Kroger Co.,
5.00%, 9/15/34	325	321
Las Vegas Sands Corp.,
3.90%, 8/8/29	225	217
5.63%, 6/15/28	550	557
5.90%, 6/1/27	625	631
6.00%, 6/14/30	100	103
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	383
Maple Parent Holdings Corp.,
5.05%, 3/26/31 (a)	650	650
5.70%, 3/26/36 (a)	275	279
Marriott International, Inc.,
4.50%, 5/1/33	650	629
Mars, Inc.,
5.20%, 3/1/35 (a)	325	326
5.70%, 5/1/55 (a)	150	148
Medline Borrower LP,
5.25%, 10/1/29 (a)	700	696
	Face Amount (000)	Value (000)

Meta Platforms, Inc.,
5.40%, 8/15/54	$250	$221
5.75%, 11/15/65	475	427
6.30%, 5/15/56	375	374
National Fuel Gas Co.,
5.50%, 5/15/36	600	597
New Flyer Holdings, Inc.,
9.25%, 7/1/30 (a)	350	377
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	181	179
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	425	409
NTT Finance Corp.,
5.01%, 11/1/31 (a)(d)	450	450
OAK-Eagle Acquireco, Inc.,
7.25%, 7/1/33 (a)	375	392
Occidental Petroleum Corp.,
6.45%, 9/15/36	600	644
ONEOK, Inc.,
5.40%, 10/15/35	1,225	1,224
5.65%, 9/1/34	200	204
Oracle Corp.,
3.60%, 4/1/50	75	46
3.95%, 3/25/51	1,375	880
5.55%, 2/6/53	550	443
5.70%, 2/4/36	806	781
Orange SA,
4.75%, 1/13/33 (a)	400	393
5.00%, 1/13/36 (a)	200	195
O'Reilly Automotive, Inc.,
5.10%, 3/12/36	650	644
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	300	307
Perrigo Finance Unlimited Co.,
5.15%, 6/15/30	525	505
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	975	898
Philip Morris International, Inc.,
5.38%, 2/15/33	450	462
Pilgrim's Pride Corp.,
6.88%, 5/15/34	300	325
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC,
5.70%, 4/15/36 (a)	775	737
Rio Grande LNG LLC,
5.25%, 6/30/31 (a)(d)	800	800
Royal Caribbean Cruises Ltd.,
5.38%, 1/15/36	175	174
Royalty Pharma PLC,
3.55%, 9/2/50	800	559
RTX Corp.,
6.40%, 3/15/54	400	439

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
Siemens Funding BV,
5.90%, 5/28/65 (a)	$400	$410
SNF Group SACA,
5.63%, 3/31/31 (a)	1,000	1,012
Space Exploration Technologies Corp.,
5.65%, 7/15/33 (a)	525	522
5.88%, 7/15/36 (a)	425	420
Stellantis Finance U.S., Inc.,
6.45%, 3/18/35 (a)	700	689
TELUS Corp.,
3.40%, 5/13/32	775	706
6.38%, 6/9/56	825	825
Time Warner Cable LLC,
4.50%, 9/15/42	100	75
T-Mobile USA, Inc.,
5.13%, 5/15/32	575	581
5.75%, 1/15/54	300	287
TotalEnergies Capital SA,
5.64%, 4/5/64	250	242
TransCanada PipeLines Ltd.,
6.13%, 10/17/56	175	177
Transcontinental Gas Pipe Line Co. LLC,
5.10%, 3/15/36	375	371
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	201
United Airlines Holdings, Inc.,
4.88%, 3/1/29	500	495
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	249	252
Series 2024-1
5.45%, 8/15/38	446	455
Var Energi ASA,
5.88%, 5/22/30 (a)	225	232
7.50%, 1/15/28 (a)	600	623
Verizon Communications, Inc.,
2.36%, 3/15/32	500	437
4.78%, 2/15/35	500	484
5.88%, 11/30/55	500	485
Viatris, Inc.,
2.30%, 6/22/27	775	757
2.70%, 6/22/30	425	388
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	627
Voyager Parent LLC,
9.25%, 7/1/32 (a)	331	350
Xylem, Inc.,
5.20%, 6/1/33	300	304
		72,587
Utilities (11.8%)
AEP Texas, Inc.,
Series Q
5.20%, 4/15/36	300	296
		Face Amount (000)	Value (000)

AES Corp.,
5.20%, 7/15/29		$250	$251
American Electric Power Co., Inc.,
Series C
5.80%, 3/15/56		175	174
American Water Capital Corp.,
5.70%, 9/1/55		350	347
Atmos Energy Corp.,
6.20%, 11/15/53		300	320
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51		350	214
Capital Power U.S. Holdings, Inc.,
5.26%, 6/1/28 (a)		475	478
CenterPoint Energy Houston Electric LLC,
Series AR
4.85%, 4/1/36		125	122
Chpe LLC,
5.35%, 6/30/36 (a)		550	549
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)		400	393
Commonwealth Edison Co.,
5.95%, 6/1/55		425	433
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53		150	152
Dominion Energy, Inc.,
5.38%, 11/15/32		550	562
DTE Electric Co.,
Series B
5.55%, 3/1/56		300	293
DTE Energy Co.,
5.05%, 10/1/35		425	418
Duke Energy Florida LLC,
6.20%, 11/15/53		650	688
Duke Energy Indiana LLC,
2.75%, 4/1/50		330	203
Series DDDD
4.95%, 3/15/36		400	393
Exelon Corp.,
5.88%, 3/15/55		175	174
Georgia Power Co.,
Series A
3.25%, 3/15/51		275	187
Indiana Michigan Power Co.,
5.60%, 3/15/56		650	633
Liberty Utilities Co.,
5.58%, 1/31/29 (a)		825	841
MidAmerican Energy Co.,
3.15%, 4/15/50		275	185
Narragansett Electric Co.,
6.00%, 5/15/56 (a)		350	357
New England Power Co.,
5.94%, 11/25/52 (a)		125	126
NextEra Energy Capital Holdings, Inc.,
4.00%, 5/15/56	EUR	290	328

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
		Face Amount (000)	Value (000)
Utilities (cont'd)
4.50%, 5/15/56	EUR	260	$293
5.90%, 3/15/55		$300	297
NiSource, Inc.,
5.30%, 5/18/36		850	851
Pacific Gas & Electric Co.,
4.95%, 7/1/50		175	146
5.20%, 5/1/36		450	437
5.70%, 3/1/35		850	859
6.00%, 5/1/56		50	48
PacifiCorp,
4.15%, 2/15/50		350	266
5.80%, 4/15/36		25	26
7.13%, 8/15/56		35	35
Public Service Co. of Colorado,
5.15%, 9/15/35		525	522
5.35%, 5/15/34		350	355
Puget Energy, Inc.,
7.25%, 9/15/56		550	562
San Diego Gas & Electric Co.,
Series EEEE
5.95%, 3/15/56		100	102
Snam SpA,
5.00%, 5/28/30 (a)		525	528
5.75%, 5/28/35 (a)		425	438
Southern California Edison Co.,
5.88%, 12/1/53		250	238
Southern Co.,
4.85%, 3/15/35		350	342
5.70%, 3/15/34		550	570
Trans-Allegheny Interstate Line Co.,
5.00%, 1/15/31 (a)		775	782
Virginia Electric & Power Co.,
4.95%, 3/15/36		300	294
Vistra Operations Co. LLC,
4.30%, 10/15/28 (a)		250	247
5.70%, 12/30/34 (a)		775	784
Xcel Energy, Inc.,
5.60%, 4/15/35		500	510
			18,649
Total Fixed Income Securities (Cost $153,607)			153,209

	Shares
Preferred Stock (0.2%)
Wireless Telecommunication Services (0.2%)
T-Mobile USA, Inc. (e) (acquisition cost — $371; acquired 12/15/17) (Cost $371)	14,884	346
Investment Company (0.5%)
Eaton Vance Preferred Securities & Income ETF (e)(f) (Cost $778)	15,500	778
	Shares	Value (000)
Short-Term Investments (1.2%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (g) (Cost $883)	882,987	$883
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (g) (Cost $220)	219,938	220

	Face Amount (000)

U.S. Treasury Security (0.5%)
U.S. Treasury Bill, 3.80%, 12/3/26 (h)(i) (Cost $826)	$840	826
Total Short-Term Investments (Cost $1,929)		1,929
Total Investments (99.2%) (Cost $156,685) including $215 of Securities Loaned (j)(k)		156,262
Other Assets in Excess of Liabilities (0.8%)		1,206
Net Assets (100.0%)		$157,468

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.

(c)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2026, were approximately $215,000 and $220,000, respectively. The
Fund received cash collateral of approximately $220,000, which was subsequently invested in Morgan Stanley Institutional Liquidity
Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	When-issued security.
(e)	Non-income producing security.
(f)
The Fund invests in Eaton Vance Preferred Securities & Income
ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and
administration fees paid by the Eaton Vance Preferred Securities
& Income ETF. For the nine months ended June 30, 2026,
advisory fees paid were reduced by less than $500 relating to the
Fund's investment in the Eaton Vance Preferred Securities &
Income ETF.

(g)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Fund"), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the
advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended
June 30, 2026, advisory fees paid were reduced by approximately
$2,000 relating to the Fund's investment in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at June 30, 2026.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis and futures contracts.
(k)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$1,391,000 and the aggregate gross unrealized depreciation is approximately $1,715,000, resulting in net unrealized
depreciation of approximately $324,000.

DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio

Foreign Currency Forward Exchange Contract:
The Fund had the following foreign currency forward exchange contract open at June 30, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR	590	$685	9/16/26	$9

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	80	9/30/26		$16,000	$16,491	$(23)
U.S. Treasury Long Bond (United States)	147	9/21/26		14,700	16,684	283
Short:
German Euro-Bobl Index (Germany)	2	9/8/26	EUR	(200)	(264)	(1)
German Euro-Bund Index (Germany)	2	9/8/26		(200)	(291)	(4)
U.S. Treasury 5 yr. Note (United States)	19	9/30/26		$(1,900)	(2,034)	(1)
U.S. Treasury 10 yr. Note (United States)	91	9/21/26		(9,100)	(10,000)	(80)
U.S. Treasury 10 yr. Ultra Note (United States)	114	9/21/26		(11,400)	(12,821)	(76)
Ultra U.S. Treasury Bond (United States)	5	9/21/26		(500)	(581)	(8)
						$90

EUR —	Euro

Portfolio Composition*
Classification	Percentage of Total Investments
Industrials	46.5%
Finance	39.7
Utilities	12.0
Other**	1.8
Total Investments	100.0%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
***
Does not include open futures contracts with a value of approximately
$59,166,000 and net unrealized appreciation of approximately $90,000. Also does not include open foreign currency forward exchange contracts with an unrealized appreciation of approximately $9,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Beverages (1.6%)
Celsius Holdings, Inc. (a)	424,956	$12,443
Biotechnology (6.5%)
Immunovant, Inc. (a)	155,564	5,994
ProKidney Corp. (a)(b)	820,877	1,675
Roivant Sciences Ltd. (a)	1,241,887	43,950
		51,619
Building Products (1.8%)
Madison Air Solutions Corp., Class A (a)	375,662	14,651
Capital Markets (0.7%)
Twenty One Capital, Inc., Class A (a)(b)	1,064,863	5,271
Entertainment (4.2%)
ROBLOX Corp., Class A (a)	610,310	33,189
Financial Services (9.5%)
Affirm Holdings, Inc. (a)	732,800	59,760
Federal National Mortgage Association (a)	2,529,143	16,464
		76,224
Health Care Equipment & Supplies (3.1%)
Medline, Inc., Class A (a)	635,554	25,066
Health Care Providers & Services (3.8%)
Agilon health, Inc. (a)	159,556	17,101
HealthEquity, Inc. (a)	146,577	13,239
		30,340
Information Technology Services (13.9%)
Cloudflare, Inc., Class A (a)	454,060	111,372
Machinery (1.7%)
Symbotic, Inc. (a)	300,777	13,520
Media (0.3%)
Trade Desk, Inc., Class A (a)	141,203	2,553
Passenger Airlines (1.4%)
Joby Aviation, Inc. (a)	1,227,761	10,952
Personal Care Products (1.4%)
Oddity Tech Ltd., Class A (Israel) (a)(b)	756,691	11,449
Pharmaceuticals (9.3%)
Royalty Pharma PLC, Class A	1,328,225	74,473
Real Estate Management & Development (3.6%)
Opendoor Technologies, Inc. (a)	6,291,477	29,066
Software (15.3%)
Aurora Innovation, Inc. (a)	8,357,774	57,000
BitMine Immersion Technologies, Inc.	512,123	6,817
Circle Internet Group, Inc. (a)	334,507	20,950
Figma, Inc., Class A (a)(b)	617,633	11,173
Samsara, Inc., Class A (a)	410,761	13,321
Strategy, Inc., Class A (a)	150,997	13,126
		122,387
Specialty Retail (2.6%)
Chewy, Inc., Class A (a)	1,058,660	20,803
Tech Hardware, Storage & Peripherals (6.0%)
IonQ, Inc. (a)	907,087	48,311
	Shares	Value (000)
Trading Companies & Distributors (6.1%)
Core & Main, Inc., Class A (a)	254,062	$12,258
QXO, Inc. (a)	2,126,592	36,748
		49,006
Total Common Stocks (Cost $619,825)		742,695
Preferred Stock (4.7%)
Software (4.7%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $14,644; acquired 8/31/21) (Cost $14,644)	199,288	37,376
Investment Company (1.8%)
iShares Bitcoin Trust ETF (a) (Cost $16,940)	437,779	14,574

No. of Warrants
Warrants (0.0%)†
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	178,125	61

	Shares
Short-Term Investments (2.7%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e) (Cost $9,336)	9,335,888	9,336
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (e)	9,417,497	9,417

	Face Amount (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $594; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $607)	$594	594
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $736; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $750)	736	736

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $736; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $750)	$736	$736
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $736; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $750)	736	736
		2,802
Total Securities held as Collateral on Loaned Securities (Cost $12,219)		12,219
Total Short-Term Investments (Cost $21,555)		21,555
Total Investments Excluding Purchased Options (102.0%) (Cost $672,964)		816,261
Total Purchased Options Outstanding (0.1%) (Cost $3,880)		821
Total Investments (102.1%) (Cost $676,844) including $12,492 of Securities Loaned (f)(g)		817,082
Liabilities in Excess of Other Assets (–2.1%)		(16,922)
Net Assets (100.0%)		$800,160

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2026, were approximately $12,492,000 and $12,505,000, respectively.
The Fund received cash collateral of approximately $12,219,000, which was subsequently invested in Repurchase Agreements and
Morgan Stanley Institutional Liquidity Funds - Treasury Securities
Portfolio - Institutional Class as reported in the Consolidated
Portfolio of Investments. The remaining collateral of approximately
$286,000 was received in the form of U.S. Government
obligations, which the Fund cannot sell or re-pledge and
accordingly are not reflected in the Consolidated Portfolio of
Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on
demand.

(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2026 amounts to approximately $37,376,000 and represents 4.7% of net assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Treasury Securities Portfolio - (the
"Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended
June 30, 2026, advisory fees paid were reduced by approximately
$27,000 relating to the Fund's investment in the Liquidity Fund.

(f)
The Fund is permitted to purchase and sell securities ("cross-
trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the
Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the
“Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective
September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the nine months ended June 30, 2026, the Fund did not
engage in any cross-trade transactions.

(g)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$273,289,000 and the aggregate gross unrealized depreciation is approximately $133,051,000, resulting in net unrealized
appreciation of approximately $140,238,000.

ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	381,904,671	$381,905	$720	$810	$(90)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	320,966,354	320,966	81	842	(761)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	343,514,563	343,515	20	973	(953)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	383,524,759	383,525	— @	1,255	(1,255)
							$821	$3,880	$(3,059)

@	Value is less than $500.

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition
Classification*	Percentage of Total Investments
Other**	30.2%
Software	19.6
Information Technology Services	13.6
Financial Services	9.3
Pharmaceuticals	9.1
Biotechnology	6.3
Trading Companies & Distributors	6.0
Tech Hardware, Storage & Peripherals	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Global Strategist Portfolio

Face Amount (000)		Value (000)
Fixed Income Securities (43.0%)
Agency Fixed Rate Mortgages (3.6%)
United States (3.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 5/1/51	$1,113	$877
2.50%, 4/1/52	2,250	1,845
4.50%, 1/1/49	55	54
5.50%, 12/1/54	627	630
6.00%, 9/1/54	683	699
Gold Pools:
3.50%, 1/1/44 - 6/1/45	361	336
4.50%, 1/1/49	15	14
6.50%, 5/1/32	15	15
7.50%, 5/1/35	1	1
Federal National Mortgage Association,
Conventional Pools:
2.00%, 3/1/52	1,556	1,252
2.50%, 9/1/52	2,417	2,035
3.00%, 7/1/49 - 6/1/52	3,785	3,336
3.50%, 3/1/47 - 1/1/51	768	705
4.00%, 4/1/45 - 9/1/45	425	405
4.50%, 3/1/41 - 11/1/44	54	54
5.00%, 1/1/41 - 3/1/41	137	137
5.50%, 8/1/55	1,872	1,884
6.00%, 1/1/38 - 10/1/55	894	914
6.50%, 12/1/29	1	1
7.50%, 8/1/37	1	1
July TBA:
3.00%, 7/1/56 (a)	230	201
3.50%, 7/1/56 (a)	770	699
4.00%, 7/1/56 (a)	820	766
4.50%, 7/1/56 (a)	900	863
5.00%, 7/1/56 (a)	3,380	3,321
5.50%, 7/1/56 (a)	460	462
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	91	87
4.50%, 6/20/49	18	18
5.00%, 2/20/49 - 6/20/49	39	39
5.50%, 8/15/39	13	13
		21,664
Asset-Backed Securities (0.7%)
United States (0.7%)
AASET MT-1 Ltd., Class A
5.52%, 2/16/50 (b)	371	368
ACM Auto Trust, Class A
5.55%, 6/20/28 (b)	280	279
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (b)	740	727
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 4.52%, 12/25/32 (c)	392	372
	Face Amount (000)		Value (000)

Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		$700	$693
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.72%, 7/25/39 (c)	EUR	174	188
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.38%, 10/17/41 (b)(c)		$798	799
VINE Trust, Class A
4.75%, 12/17/40 (b)		734	719
			4,145
Commercial Mortgage-Backed Securities (0.7%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.24%, 4/22/33 (c)	EUR	74	84
United States (0.7%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 5.98%, 8/15/39 (b)(c)		$800	804
CRSNT Trust,
1 Month Term SOFR + 1.40%, 5.03%, 2/15/43 (b)(c)		1,000	1,002
JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 1.65%, 5.25%, 6/15/39 (b)(c)		800	803
MLTI Trust,
1 Month Term SOFR + 1.40%, 5.02%, 6/15/31 (b)(c)		800	802
WMRK Commercial Mortgage Trust,
1 Month Term SOFR + 3.44%, 7.06%, 11/15/27 (b)(c)		700	702
			4,113
			4,197
Corporate Bonds (6.1%)
Australia (0.2%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	537
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	524
			1,061
Canada (0.2%)
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,283
Denmark (0.1%)
Danske Bank AS,
5.02%, 3/4/31 (b)		$475	477
France (0.3%)
AXA SA,
3.25%, 5/28/49	EUR	400	454
BNP Paribas SA,
1.25%, 7/13/31	GBP	200	221
4.38%, 1/13/29	EUR	400	466

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
France (cont'd)
BPCE SA,
4.00%, 11/29/32	EUR	400	$472
5.75%, 6/1/33		300	358
			1,971
Germany (0.3%)
Allianz SE,
2.12%, 7/8/50		100	108
5.82%, 7/25/53		400	507
RWE AG,
3.63%, 1/10/32		210	244
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		900	1,021
			1,880
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$500	518
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	400	452
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27		400	451
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (d)		120	140
Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		600	689
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	567
United Kingdom (0.3%)
BAT Capital Corp.,
3.56%, 8/15/27		903	894
HSBC Holdings PLC,
2.87%, 11/22/32		300	270
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	272
NatWest Group PLC,
5.12%, 5/23/31		$525	528
			1,964
United States (4.2%)
Amgen, Inc.,
5.65%, 2/19/56		225	220
Aon North America, Inc.,
5.45%, 3/1/34		675	689
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	461
3.50%, 9/15/53		$625	406
	Face Amount (000)		Value (000)

Bank of America Corp.,
5.87%, 9/15/34		$1,200	$1,255
Bank of New York Mellon Corp.,
5.32%, 6/6/36		500	507
Boeing Co.,
5.81%, 5/1/50		375	371
6.26%, 5/1/27		100	101
6.30%, 5/1/29		200	208
Charles Schwab Corp.,
4.34%, 11/14/31		250	246
5.85%, 5/19/34		710	742
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		475	436
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	449
Citigroup, Inc.,
3.06%, 1/25/33		$1,350	1,223
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	201
5.20%, 1/15/36		175	176
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		550	563
GLP Capital LP/GLP Financing II, Inc.,
5.63%, 3/1/36		375	368
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	513
5.85%, 4/25/35		$525	545
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (b)		450	450
Hyundai Capital America,
5.30%, 6/24/29 (b)		800	809
Jefferies Financial Group, Inc.,
5.13%, 4/28/31		475	469
5.50%, 2/15/36		150	145
Jersey Central Power & Light Co.,
4.40%, 1/15/31		1,100	1,082
JPMorgan Chase & Co.,
6.25%, 10/23/34		1,450	1,552
Las Vegas Sands Corp.,
5.63%, 6/15/28		350	354
5.90%, 6/1/27		275	278
6.00%, 8/15/29 - 6/14/30		294	303
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	256
Meta Platforms, Inc.,
5.63%, 11/15/55		$375	340
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		575	541
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	355
Nuveen LLC,
5.85%, 4/15/34 (b)		225	230

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
United States (cont'd)
ONEOK, Inc.,
5.05%, 11/1/34		$600	$587
6.50%, 9/1/30 (b)		575	605
Oracle Corp.,
5.70%, 2/4/36		225	218
5.88%, 9/26/45		300	263
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	230
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,022
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	333
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC,
5.70%, 4/15/36 (b)		$575	547
Space Exploration Technologies Corp.,
5.35%, 7/15/31 (b)		325	324
5.65%, 7/15/33 (b)		350	348
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	73
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	660
1.88%, 10/1/49		100	73
Time Warner Cable LLC,
4.50%, 9/15/42		$200	151
Transcontinental Gas Pipe Line Co. LLC,
5.75%, 3/15/56		450	444
U.S. Bancorp,
5.84%, 6/12/34		462	482
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	564
Verizon Communications, Inc.,
1.88%, 9/19/30	GBP	150	177
2.36%, 3/15/32		$550	481
3.38%, 10/27/36	GBP	150	162
4.25%, 8/15/56	EUR	220	250
Vistra Operations Co. LLC,
5.70%, 12/30/34 (b)		$250	253
Vontier Corp.,
2.40%, 4/1/28		250	240
			25,331
			36,784
Mortgages - Other (1.1%)
Netherlands (0.0%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 3.39%, 1/25/39 (c)	EUR	243	264
United Kingdom (0.0%)‡
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 2.66%, 6/18/38 (c)		53	60
	Face Amount (000)		Value (000)

Landmark Mortgage Securities No. 3 PLC,
1 day GBP SONIA + 2.22%, 5.97%, 4/17/44 (c)	GBP	134	$171
			231
United States (1.1%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (b)		$540	540
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		20	5
Bayview Opportunity Master Fund VI Trust,
3.00%, 1/25/52 (b)(c)		532	459
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		407	406
ChaseFlex Trust,
6.00%, 2/25/37		20	6
Citigroup Mortgage Loan Trust, Class A1
6.00%, 6/25/55 (b)(c)		283	286
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		187	162
3.00%, 10/25/58		21	19
4.00%, 10/25/58		19	18
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		33	29
3.00%, 7/25/46		13	11
3.00%, 5/25/47		91	78
3.50%, 5/25/45		12	11
3.50%, 9/25/45		34	30
3.50%, 7/25/46		20	18
4.00%, 5/25/45		4	4
3.00%, 12/25/46		48	41
GS Mortgage-Backed Securities Trust, Class A1
6.00%, 2/25/56 (b)(c)		341	345
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		363	299
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		390	336
3.00%, 9/25/52 (b)(c)		429	370
3.25%, 7/25/52 (b)(c)		489	438
6.00%, 6/25/55 (b)(c)		585	591
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		424	350
OBX Trust, Class A1
3.00%, 1/25/52 (b)(c)		422	365
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		734	734
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		509	421
			6,372
			6,867

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122 (Cost $270)		$270	$213
Sovereign (20.6%)
Australia (0.8%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,240	1,296
Queensland Treasury Corp.,
3.25%, 5/21/35 (b)	EUR	130	148
Treasury Corp. of Victoria,
2.00%, 9/17/35	AUD	2,550	1,342
MTN
1.50%, 9/10/31		1,800	1,059
2.25%, 11/20/41		2,180	960
			4,805
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	374
Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		460	329
3.45%, 6/22/43		650	697
			1,026
Brazil (2.2%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/29	BRL	95,684	13,354
Canada (0.9%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	1,590	1,144
Canadian Government Bond,
2.00%, 12/1/51		100	50
3.25%, 12/1/33 - 12/1/34		2,660	1,879
3.50%, 12/1/57		1,430	958
Province of Alberta Canada,
3.38%, 4/2/35	EUR	430	497
Province of Ontario Canada,
3.25%, 7/3/35		220	252
Province of Quebec Canada,
3.25%, 5/22/35		350	400
			5,180
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32		520	602
3.80%, 7/1/35		220	254
3.88%, 7/9/31 - 4/14/36		714	827
			1,683
China (3.8%)
China Government Bond,
1.43%, 1/25/30	CNY	15,760	2,330
2.04%, 11/25/34		22,930	3,489
2.37%, 1/20/27		16,110	2,393
	Face Amount (000)		Value (000)

2.69%, 8/15/32	CNY	11,730	$1,846
2.80%, 11/15/32		18,840	2,999
3.12%, 10/25/52		4,620	798
3.13%, 11/21/29		19,580	3,072
3.27%, 11/19/30		24,960	3,998
3.52%, 4/25/46		460	83
3.53%, 10/18/51		1,240	228
3.81%, 9/14/50		3,890	738
3.86%, 7/22/49		6,430	1,224
			23,198
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	249
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	448
France (1.9%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34	EUR	700	681
French Republic Government Bond OAT,
0.00%, 11/25/29		4,900	5,097
2.70%, 2/25/31		4,810	5,437
SNCF Reseau,
1.88%, 3/30/34		400	405
			11,620
Germany (2.3%)
Bundesobligation,
1.30%, 10/15/27		4,400	4,953
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		2,350	2,355
0.25%, 2/15/29		2,210	2,383
2.50%, 8/15/54		1,540	1,472
4.25%, 7/4/39		1,230	1,580
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,420	1,369
			14,112
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		250	305
Hungary (0.0%)‡
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	153
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,802,000	706
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32	EUR	1,020	1,121
3.85%, 7/1/34		1,200	1,416
4.00%, 11/15/30		1,580	1,882
4.45%, 9/1/43		298	356
4.50%, 10/1/53		580	679
			5,454

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
Japan (2.6%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	476,600	$2,610
0.90%, 9/20/34		419,000	2,284
1.10%, 6/20/34		177,000	987
1.40%, 3/20/35		358,650	2,014
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	733
0.40%, 9/20/49		207,750	616
0.70%, 12/20/51		225,700	677
Japan Government Twenty Year Bond,
0.40%, 6/20/41		413,600	1,687
Japan Government Two Year Bond,
1.00%, 12/1/27		709,000	4,344
			15,952
Korea, Republic of (0.1%)
Korea Development Bank,
0.80%, 7/19/26		$590	589
Lithuania (0.3%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	1,690	1,975
Malaysia (0.3%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,830	943
3.89%, 8/15/29		2,500	624
			1,567
Mexico (0.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	344
7.75%, 5/29/31 - 11/23/34		9,000	491
8.50%, 5/31/29		5,900	342
Mexico Government International Bond,
3.50%, 9/19/29	EUR	268	305
			1,482
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30		1,060	1,092
2.75%, 1/15/47		90	93
			1,185
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34 - 5/15/36	NZD	258	147
4.50%, 5/15/35		180	104
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	2,130	1,469
			1,720
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	106
Peru (0.0%)‡
Peru Government Bond,
5.40%, 8/12/34	PEN	620	177
	Face Amount (000)		Value (000)
Poland (0.1%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	2,290	$517
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	210	229
3.88%, 6/15/46		490	567
			796
Romania (0.0%)‡
Romanian Government International Bond,
5.25%, 3/10/30		50	59
6.50%, 10/7/45 (b)		150	174
			233
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	720	581
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	860	970
Spain (0.8%)
Spain Government Bond,
0.00%, 1/31/28		540	593
2.70%, 10/31/48		380	358
3.45%, 10/31/34		2,300	2,683
3.50%, 5/31/29		1,050	1,228
4.00%, 10/31/54		130	149
			5,011
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,860	288
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	810	1,005
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	15,770	457
2.00%, 12/17/31		27,070	830
			1,287
United Kingdom (1.1%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	490	553
0.63%, 10/22/50		2,220	1,041
0.88%, 7/31/33		1,900	1,968
3.75%, 10/22/53		740	740
4.25%, 7/31/34		910	1,176
4.50%, 6/7/28		690	921
			6,399
			124,507
Supranational (0.7%)
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		$1,010	1,027
MTN
5.30%, 2/19/29	AUD	4,950	3,397
			4,424

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)	Value (000)
U.S. Treasury Securities (9.5%)
United States (9.5%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$5,160	$3,267
1.75%, 8/15/41	1,770	1,187
4.88%, 8/15/45	2,280	2,263
U.S. Treasury Inflation-Indexed Notes, 1.88%, 1/15/36	17,779	17,271
U.S. Treasury Notes,
1.38%, 10/31/28—11/15/31	6,390	5,882
3.38%, 5/15/33	3,590	3,391
4.00%, 5/31/28—2/15/34	15,190	15,083
4.13%, 8/31/30	5,490	5,475
4.38%, 5/15/36	3,400	3,382
		57,201
Total Fixed Income Securities (Cost $267,441)		260,002

	Shares
Common Stocks (50.0%)
Australia (0.9%)
ANZ Group Holdings Ltd.	11,319	276
APA Group	5,166	36
Aristocrat Leisure Ltd.	2,105	89
ASX Ltd.	758	28
BHP Group Ltd.	19,264	803
Brambles Ltd.	5,185	70
CAR Group Ltd.	1,440	26
Cochlear Ltd.	250	21
Coles Group Ltd.	5,160	87
Commonwealth Bank of Australia	6,281	716
Computershare Ltd.	1,989	53
CSL Ltd.	1,868	149
Evolution Mining Ltd.	7,777	64
Fortescue Ltd.	6,522	87
Goodman Group REIT	7,246	156
Insurance Australia Group Ltd.	8,915	50
Lottery Corp. Ltd.	8,505	34
Lynas Rare Earths Ltd. (e)	3,453	43
Macquarie Group Ltd.	1,366	237
Medibank Pvt Ltd.	10,433	36
National Australia Bank Ltd.	11,641	306
Northern Star Resources Ltd.	5,247	69
Origin Energy Ltd.	6,573	50
Pro Medicus Ltd.	211	30
Qantas Airways Ltd.	2,811	21
QBE Insurance Group Ltd.	5,891	103
REA Group Ltd.	200	19
Rio Tinto Ltd.	1,406	169
Santos Ltd.	12,376	61
Scentre Group REIT	19,914	53
SGH Ltd.	777	25
Sigma Healthcare Ltd.	19,792	38
Sonic Healthcare Ltd.	1,781	26
South32 Ltd.	17,161	47
	Shares	Value (000)

Stockland REIT	9,460	$27
Suncorp Group Ltd.	4,098	55
Telstra Group Ltd.	15,176	53
Transurban Group	11,863	118
Vicinity Ltd. REIT	15,263	27
Washington H Soul Pattinson & Co. Ltd.	1,294	41
Wesfarmers Ltd.	4,289	268
Westpac Banking Corp.	12,949	316
WiseTech Global Ltd.	756	17
Woodside Energy Group Ltd.	7,205	139
Woolworths Group Ltd.	4,686	129
Xero Ltd. (e)	636	32
		5,300
Austria (0.1%)
BAWAG Group AG	589	118
Erste Group Bank AG	2,381	319
OMV AG	498	31
Raiffeisen Bank International AG	1,018	65
Verbund AG	230	15
		548
Belgium (0.2%)
Ageas SA	545	44
Anheuser-Busch InBev SA	3,631	300
Argenx SE (e)	227	210
D'ieteren Group	79	15
Elia Group SA	161	26
Financiere de Tubize SA	73	19
Groupe Bruxelles Lambert NV	292	27
KBC Ancora	168	16
KBC Group NV	1,854	253
Lotus Bakeries NV	2	26
Sofina SA	61	16
Syensqo SA	268	20
UCB SA	461	138
		1,110
Canada (1.8%)
Agnico Eagle Mines Ltd.	1,832	285
Alamos Gold, Inc., Class A	1,599	48
Alimentation Couche-Tard, Inc.	2,588	165
AltaGas Ltd.	1,140	42
ARC Resources Ltd.	2,110	44
AtkinsRealis Group, Inc.	597	37
Bank of Montreal	2,581	456
Bank of Nova Scotia	4,510	392
Barrick Mining Corp.	6,188	228
BCE, Inc.	274	6
Bombardier, Inc., Class B (e)	277	64
Brookfield Asset Management Ltd., Class A	1,472	66
Brookfield Corp.	7,408	316
Brookfield Renewable Corp.	498	19
CAE, Inc. (e)	1,116	28
Cameco Corp.	1,530	156
Canadian Imperial Bank of Commerce	3,384	390
Canadian National Railway Co.	1,886	225

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Canada (cont'd)
Canadian Natural Resources Ltd.	7,712	$305
Canadian Pacific Kansas City Ltd.	3,271	284
Canadian Tire Corp. Ltd., Class A	184	25
Canadian Utilities Ltd., Class A	498	19
CCL Industries, Inc., Class B	530	35
Celestica, Inc. (e)	404	147
Cenovus Energy, Inc.	5,236	130
CGI, Inc.	727	47
Constellation Software, Inc.	75	141
Descartes Systems Group, Inc. (e)	324	22
Dollarama, Inc.	999	132
Element Fleet Management Corp.	1,462	30
Emera, Inc.	1,115	59
Empire Co. Ltd., Class A	465	16
Enbridge, Inc.	7,939	431
Fairfax Financial Holdings Ltd.	76	125
First Quantum Minerals Ltd. (e)	2,580	70
FirstService Corp.	154	22
Fortis, Inc.	1,868	107
Franco-Nevada Corp.	712	149
George Weston Ltd.	631	45
GFL Environmental, Inc.	912	34
Gildan Activewear, Inc.	596	31
Great-West Lifeco, Inc.	1,005	64
Hydro One Ltd.	1,218	50
iA Financial Corp., Inc.	337	47
IGM Financial, Inc.	299	17
Imperial Oil Ltd.	622	70
Intact Financial Corp.	661	136
Ivanhoe Mines Ltd., Class A (e)	2,863	22
Keyera Corp.	842	34
Kinross Gold Corp.	4,454	105
Loblaw Cos. Ltd.	2,174	99
Lundin Gold, Inc.	398	21
Lundin Mining Corp.	2,483	61
LunR Royalties Corp. (e)	83	1
Magna International, Inc.	961	63
Manulife Financial Corp.	6,104	248
Metro, Inc.	742	47
National Bank of Canada	1,425	225
Nutrien Ltd.	1,750	110
Open Text Corp.	937	21
Pan American Silver Corp.	1,552	70
Pembina Pipeline Corp.	2,133	99
Power Corp. of Canada	2,008	125
RB Global, Inc.	694	81
Restaurant Brands International, Inc.	1,199	87
Rogers Communications, Inc., Class B	1,358	44
Royal Bank of Canada	5,110	1,058
Saputo, Inc.	907	26
Shopify, Inc., Class A (e)	4,569	523
Stantec, Inc.	420	29
Sun Life Financial, Inc.	2,026	159
	Shares	Value (000)

Suncor Energy, Inc.	4,431	$238
TC Energy Corp.	3,765	249
Teck Resources Ltd., Class B	1,639	98
TELUS Corp.	1,867	20
TFI International, Inc.	290	42
Thomson Reuters Corp.	568	46
TMX Group Ltd.	1,016	33
Toromont Industries Ltd.	301	50
Toronto-Dominion Bank	6,154	748
Tourmaline Oil Corp.	1,348	56
Wheaton Precious Metals Corp.	1,673	188
Whitecap Resources, Inc.	4,527	47
WSP Global, Inc.	493	61
		10,991
China (0.0%)‡
China Common Rich Renewable Energy Investments Ltd. (e)(f)	42,000	—
Vnet Group, Inc. ADR (e)	806	7
		7
Denmark (0.2%)
AP Moller - Maersk AS Series B	26	61
Carlsberg AS Series B	344	45
Coloplast AS Series B	460	26
Danske Bank AS	2,406	129
Demant AS (e)	342	14
DSV AS	747	178
Genmab AS (e)	224	61
Novo Nordisk AS, Class B	12,042	578
Novonesis Novozymes B Series B	1,314	83
Orsted AS (e)	1,915	43
Pandora AS	291	34
Rockwool AS, Class B	354	11
Tryg AS	1,219	28
Vestas Wind Systems AS	3,564	101
		1,392
Finland (0.2%)
Elisa OYJ	526	22
Fortum OYJ	1,635	38
Kesko OYJ, Class B	1,001	22
Kone OYJ, Class B	1,260	72
Metso OYJ	2,412	42
Neste OYJ	1,554	51
Nokia OYJ	19,712	263
Nordea Bank Abp	25,791	489
Orion OYJ, Class B	397	33
Sampo OYJ, Class A	8,794	92
Stora Enso OYJ, Class R	2,133	23
UPM-Kymmene OYJ	1,907	51
Wartsila OYJ Abp	1,845	70
		1,268
France (1.5%)
Accor SA	680	39
Aeroports de Paris SA	126	16
Air Liquide SA	2,305	456

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
France (cont'd)
Airbus SE	2,154	$479
Alstom SA (e)	1,210	21
Amundi SA	227	22
ArcelorMittal SA	1,555	94
AXA SA	6,037	303
Ayvens SA	1,278	17
BioMerieux	150	12
BNP Paribas SA	8,365	977
Bollore SE	2,569	12
Bouygues SA	695	39
Bureau Veritas SA	1,293	40
Capgemini SE	542	54
Carrefour SA	2,121	39
Cie de Saint-Gobain SA	1,608	146
Cie Generale des Etablissements Michelin SCA	2,366	91
Covivio SA REIT	202	12
Credit Agricole SA	8,725	175
Danone SA	2,355	192
Dassault Aviation SA	70	23
Dassault Systemes SE	2,431	50
Eiffage SA	246	36
Engie SA	6,671	210
EssilorLuxottica SA	1,100	207
Eurofins Scientific SE	433	34
Euronext NV	279	45
Gecina SA REIT	167	14
Getlink SE	1,065	23
Hermes International SCA	117	214
Ipsen SA	137	26
Kering SA	274	78
Klepierre SA REIT	779	33
Legrand SA	950	161
L'Oreal SA	876	384
LVMH Moet Hennessy Louis Vuitton SE	917	507
Orange SA	6,705	126
Pernod Ricard SA	753	55
Publicis Groupe SA	828	82
Renault SA	694	20
Rexel SA	798	35
Safran SA	1,282	505
Sanofi SA	3,962	339
Sartorius Stedim Biotech	109	23
Schneider Electric SE	2,003	655
Societe Generale SA	5,971	528
Sodexo SA	322	19
STMicroelectronics NV	2,480	183
Thales SA	332	85
TotalEnergies SE	7,280	563
Unibail-Rodamco-Westfield REIT	441	52
Veolia Environnement SA	2,275	95
Vinci SA	1,778	260
		8,906
	Shares	Value (000)
Germany (1.4%)
adidas AG	617	$127
Allianz SE (Registered)	1,378	652
BASF SE	3,281	175
Bayer AG (Registered)	3,546	196
Bayerische Motoren Werke AG	1,025	67
Bayerische Motoren Werke AG (Preference)	200	13
Beiersdorf AG	352	30
Brenntag SE	442	27
Commerzbank AG	5,616	239
Continental AG	399	33
CTS Eventim AG & Co. KGaA	227	13
Daimler Truck Holding AG	1,665	80
Delivery Hero SE (e)	736	30
Deutsche Bank AG (Registered)	14,841	503
Deutsche Boerse AG	674	184
Deutsche Lufthansa AG (Registered)	2,174	25
Deutsche Post AG (Registered)	3,339	203
Deutsche Telekom AG (Registered)	13,306	363
Dr. Ing hc F Porsche AG (Preference)	413	21
E.ON SE	8,121	167
Evonik Industries AG	929	17
Fresenius Medical Care AG	801	36
Fresenius SE & Co. KGaA	1,542	70
GEA Group AG	529	36
Hannover Rueck SE (Registered)	219	61
Heidelberg Materials AG	487	93
Henkel AG & Co. KGaA	377	30
Henkel AG & Co. KGaA (Preference)	580	49
Hensoldt AG	223	17
HOCHTIEF AG	55	32
Infineon Technologies AG	4,712	444
Knorr-Bremse AG	264	31
LEG Immobilien SE	276	17
Linde PLC	1,510	784
Mercedes-Benz Group AG (Registered)	2,602	131
Merck KGaA	469	79
MTU Aero Engines AG	193	80
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	471	263
Nemetschek SE	208	13
Porsche Automobil Holding SE (Preference)	556	17
Qiagen NV	750	29
Rational AG	18	13
Rheinmetall AG	164	187
RWE AG	2,272	147
SAP SE	3,781	583
Sartorius AG (Preference)	95	25
Scout24 SE	270	22
Siemens AG (Registered)	2,762	888
Siemens Energy AG	2,838	541
Siemens Healthineers AG	1,231	48
Symrise AG	485	49
Talanx AG	233	29

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Germany (cont'd)
Volkswagen AG (Preference)	746	$60
Vonovia SE	2,783	69
Zalando SE (e)	808	23
		8,161
Greece (0.1%)
Alpha Bank SA	15,713	71
Eurobank SA	25,232	121
National Bank of Greece SA	8,637	149
Piraeus Bank SA (e)	11,069	115
		456
Hong Kong (0.2%)
AIA Group Ltd.	40,717	373
BOC Hong Kong Holdings Ltd.	14,183	77
CK Asset Holdings Ltd.	7,424	42
CK Hutchison Holdings Ltd.	10,298	87
CK Infrastructure Holdings Ltd.	2,429	18
CLP Holdings Ltd.	6,329	59
Futu Holdings Ltd. ADR	221	21
Galaxy Entertainment Group Ltd.	7,596	29
Henderson Land Development Co. Ltd.	5,665	18
HKT Trust & HKT Ltd.	14,541	22
Hong Kong & China Gas Co. Ltd.	43,213	36
Hong Kong Exchanges & Clearing Ltd.	4,662	217
Hongkong Land Holdings Ltd.	4,196	30
Jardine Matheson Holdings Ltd.	627	39
Link REIT	10,452	49
MTR Corp. Ltd.	5,976	23
Power Assets Holdings Ltd.	5,340	39
Sands China Ltd.	9,330	15
Sino Land Co. Ltd.	14,288	19
SITC International Holdings Co. Ltd.	5,129	21
Sun Hung Kai Properties Ltd.	5,561	80
Swire Pacific Ltd., Class A	1,340	14
Techtronic Industries Co. Ltd.	5,625	94
WH Group Ltd.	32,253	34
Wharf Holdings Ltd.	4,128	9
Wharf Real Estate Investment Co. Ltd.	6,431	17
		1,482
Ireland (0.1%)
AIB Group PLC	17,130	201
Bank of Ireland Group PLC	7,561	151
Kerry Group PLC, Class A	612	56
Kingspan Group PLC	576	53
Ryanair Holdings PLC	3,174	99
		560
Israel (0.2%)
Azrieli Group Ltd.	154	21
Bank Hapoalim BM	4,552	105
Bank Leumi Le-Israel BM	5,395	121
Check Point Software Technologies Ltd. (e)	312	41
CyberArk Software Ltd. (e)	197	9
Elbit Systems Ltd.	101	77
ICL Group Ltd.	2,819	14
	Shares	Value (000)

Israel Discount Bank Ltd., Class A	4,453	$44
Mizrahi Tefahot Bank Ltd.	568	38
Monday.com Ltd. (e)	157	11
Nice Ltd. (e)	225	20
Nova Ltd. (e)	108	57
Phoenix Financial Ltd.	830	46
Teva Pharmaceutical Industries Ltd. ADR (e)	4,172	141
Tower Semiconductor Ltd. (e)	907	235
		980
Italy (0.7%)
Banca Generali SpA	265	20
Banca Mediolanum SpA	816	20
Banca Monte dei Paschi di Siena SpA	17,500	217
Banco BPM SpA	8,909	154
BPER Banca SpA	12,076	190
Buzzi SpA	276	14
Davide Campari-Milano NV	2,263	14
Enel SpA	29,695	341
Eni SpA	7,489	176
Ferrari NV (Euronext NV)	467	174
FinecoBank Banca Fineco SpA	4,968	125
Generali	3,084	150
Intesa Sanpaolo SpA	119,673	822
Italgas SpA	2,197	25
Leonardo SpA	1,447	78
Moncler SpA	855	50
Poste Italiane SpA	1,651	54
Prysmian SpA	1,020	172
Recordati Industria Chimica e Farmaceutica SpA	421	25
Snam SpA	7,338	53
Stellantis NV (e)	7,380	42
Telecom Italia SpA (e)	6,351	58
Tenaris SA	1,365	38
Terna - Rete Elettrica Nazionale	5,155	60
UniCredit SpA	11,490	1,030
Unipol Assicurazioni SpA	1,307	36
		4,138
Netherlands (0.9%)
ABN AMRO Bank NV CVA	4,578	195
Adyen NV (e)	116	109
Aegon Ltd.	4,507	38
AerCap Holdings NV	610	89
Akzo Nobel NV	625	42
ASM International NV	172	198
ASML Holding NV	1,417	2,806
ASR Nederland NV	564	43
BE Semiconductor Industries NV	265	87
Coca-Cola Europacific Partners PLC	758	76
CSG NV (e)	727	11
CVC Capital Partners PLC	775	11
DSM-Firmenich AG	634	60
EXOR NV	340	26
Heineken Holding NV	469	36
Heineken NV	1,043	87

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Netherlands (cont'd)
ING Groep NV	23,346	$737
InPost SA (e)	910	16
JDE Peet's NV	622	23
Koninklijke Ahold Delhaize NV	3,233	130
Koninklijke KPN NV	13,800	68
Koninklijke Philips NV	2,809	76
Magnum Ice Cream Co. NV (e)	1,823	32
Nebius Group NV, Class A (e)	778	215
NN Group NV	943	83
Prosus NV (e)	4,714	205
Randstad NV	411	12
Universal Music Group NV	3,968	83
Wolters Kluwer NV	828	53
		5,647
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,646	27
Contact Energy Ltd.	2,911	16
Fisher & Paykel Healthcare Corp. Ltd.	1,950	43
Infratil Ltd.	3,039	27
Meridian Energy Ltd.	4,356	14
		127
Norway (0.1%)
Aker BP ASA	1,152	35
DNB Bank ASA	3,138	93
Equinor ASA	2,783	88
Gjensidige Forsikring ASA	708	19
Kongsberg Gruppen ASA	1,556	47
Kongsberg Maritime AS (e)	1,556	8
Mowi ASA	1,677	31
Norsk Hydro ASA	4,990	45
Orkla ASA	2,490	26
Salmar ASA	239	11
Telenor ASA	2,202	32
Yara International ASA	591	26
		461
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	64,566	76
EDP Renewables SA	1,169	19
EDP SA	11,469	60
Galp Energia SGPS SA	1,537	33
Jeronimo Martins SGPS SA	1,033	20
		208
Singapore (0.2%)
CapitaLand Ascendas REIT	14,727	28
CapitaLand Integrated Commercial Trust REIT (e)	23,047	42
CapitaLand Investment Ltd.	8,800	17
DBS Group Holdings Ltd.	7,967	404
Grab Holdings Ltd., Class A (e)	9,082	34
Keppel Ltd.	5,461	46
Keppel REIT REIT	606	1
Oversea-Chinese Banking Corp. Ltd.	12,771	245
Sea Ltd. ADR (e)	1,454	139
Sembcorp Industries Ltd.	3,362	17
	Shares	Value (000)

Singapore Airlines Ltd.	5,900	$35
Singapore Exchange Ltd.	3,212	60
Singapore Technologies Engineering Ltd.	5,856	47
Singapore Telecommunications Ltd.	28,078	96
United Overseas Bank Ltd.	4,716	145
Wilmar International Ltd.	7,298	20
Yangzijiang Shipbuilding Holdings Ltd.	9,753	26
		1,402
South Africa (0.0%)‡
Valterra Platinum Ltd.	537	36
Spain (0.8%)
Acciona SA	88	28
ACS Actividades de Construccion y Servicios SA	632	93
Aena SME SA	2,709	83
Amadeus IT Group SA	1,629	95
Banco Bilbao Vizcaya Argentaria SA	44,696	1,125
Banco de Sabadell SA	39,960	142
Banco Santander SA	117,536	1,631
Bankinter SA	5,267	88
CaixaBank SA	28,825	408
Cellnex Telecom SA	1,680	50
Endesa SA	1,145	52
Ferrovial NV	1,849	127
Grifols SA	1,078	11
Iberdrola SA	23,249	579
Indra Sistemas SA	279	15
Industria de Diseno Textil SA	3,960	250
International Consolidated Airlines Group SA	4,249	27
Mapfre SA	3,291	16
Naturgy Energy Group SA	971	30
Redeia Corp. SA	1,462	25
Repsol SA	4,028	101
Telefonica SA	13,171	53
Unicaja Banco SA	4,920	18
		5,047
Sweden (0.5%)
AddTech AB, Class B	940	33
Alfa Laval AB	1,047	62
Assa Abloy AB, Class B	3,599	127
Atlas Copco AB, Class A	15,348	297
Beijer Ref AB	1,473	22
Boliden AB	1,006	57
Epiroc AB, Class A	3,742	97
EQT AB	1,769	50
Essity AB, Class B	2,173	62
Evolution AB (e)	479	33
Fastighets AB Balder, Class B (e)	2,561	14
H & M Hennes & Mauritz AB, Class B	1,758	30
Hexagon AB, Class B	7,477	62
Holmen AB, Class B	256	8
Industrivarden AB, Class A	943	53
Indutrade AB	982	20
Investment AB Latour, Class B	526	10
Investor AB, Class B	6,535	272

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Sweden (cont'd)
L E Lundbergforetagen AB, Class B	272	$16
Lifco AB, Class B	836	27
Nibe Industrier AB, Class B	5,418	20
Norion Bank AB (e)	196	1
Octave Intelligence PLC (e)	747	12
Saab AB, Class B	1,154	60
Sagax AB, Class B	785	13
Sandvik AB	3,787	156
Securitas AB, Class B	1,766	29
Sinch AB (e)	5,436	21
Skandinaviska Enskilda Banken AB, Class A	5,415	108
Skanska AB, Class B	1,213	32
SKF AB, Class B	1,209	31
Spotify Technology SA (e)	568	261
Svenska Cellulosa AB SCA, Class B	2,195	22
Svenska Handelsbanken AB, Class A	5,198	77
Swedbank AB, Class A	3,040	114
Swedish Orphan Biovitrum AB (e)	708	34
Tele2 AB, Class B	1,956	34
Telefonaktiebolaget LM Ericsson, Class B	10,088	113
Telia Co. AB	8,457	41
Trelleborg AB, Class B	726	30
Verisure PLC (e)	934	10
Volvo AB, Class B	5,698	194
		2,765
Switzerland (1.2%)
ABB Ltd. (Registered)	5,656	615
Alcon AG	1,829	123
Avolta AG (Registered) (e)	318	21
Banque Cantonale Vaudoise (Registered)	109	16
Barry Callebaut AG (Registered)	13	18
Belimo Holding AG (Registered)	36	40
BKW AG	77	13
Chocoladefabriken Lindt & Spruengli AG	3	35
Cie Financiere Richemont SA, Class A (Registered)	1,960	452
EMS-Chemie Holding AG (Registered)	27	23
Galderma Group AG (e)	667	152
Geberit AG (Registered)	123	82
Givaudan SA (Registered)	34	144
Helvetia Baloise Holding AG (Registered)	286	74
Holcim AG (e)	1,864	168
Julius Baer Group Ltd.	748	65
Kuehne & Nagel International AG (Registered)	174	42
Logitech International SA (Registered)	551	52
Lonza Group AG (Registered)	253	171
Nestle SA (Registered)	9,329	957
Novartis AG (Registered)	6,870	1,074
Partners Group Holding AG	82	67
Roche Holding AG	2,667	1,098
Sandoz Group AG	1,499	135
Schindler Holding AG	148	49
Schindler Holding AG (Registered)	85	27
	Shares	Value (000)

SGS SA (Registered)	609	$71
Sika AG (Registered) (e)	555	114
Sonova Holding AG (Registered)	182	43
Straumann Holding AG (Registered)	403	53
Swatch Group AG	104	25
Swiss Life Holding AG (Registered)	103	113
Swiss Prime Site AG (Registered) (e)	293	48
Swiss Re AG	1,080	172
Swisscom AG (Registered)	94	72
UBS Group AG (Registered)	11,256	558
VAT Group AG	98	86
Zurich Insurance Group AG	530	392
		7,460
United Kingdom (2.0%)
3i Group PLC	3,756	124
Admiral Group PLC	999	47
Airtel Africa PLC	3,546	15
Anglo American PLC	4,261	209
Antofagasta PLC	1,475	75
Associated British Foods PLC	1,212	32
AstraZeneca PLC	5,981	1,117
Autotrader Group PLC	3,191	21
Aviva PLC	11,641	100
BAE Systems PLC	11,288	277
Barclays PLC	52,854	354
Barratt Redrow PLC	5,099	19
BP PLC	60,101	370
British American Tobacco PLC	8,386	519
BT Group PLC	22,385	57
Bunzl PLC	1,232	43
Centrica PLC	17,556	40
Coca-Cola HBC AG (e)	832	54
Compass Group PLC	6,491	210
Diageo PLC	8,641	174
Endeavour Mining PLC	729	36
Entain PLC	2,307	17
Evraz PLC (e)(f)	2,495	—
Experian PLC	3,526	119
Fresnillo PLC	828	30
Glencore PLC (e)	37,840	258
GSK PLC	15,631	410
Haleon PLC	34,362	158
Halma PLC	1,455	76
HSBC Holdings PLC	65,905	1,246
Imperial Brands PLC	2,894	107
Informa PLC	4,967	60
InterContinental Hotels Group PLC	556	96
Intertek Group PLC	595	46
J Sainsbury PLC	6,547	28
JD Sports Fashion PLC	9,306	10
Kingfisher PLC	6,441	24
Land Securities Group PLC REIT	2,695	23
Legal & General Group PLC	21,709	82
Lloyds Banking Group PLC	224,080	328

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United Kingdom (cont'd)
London Stock Exchange Group PLC	1,732	$187
M&G PLC	8,764	39
Marks & Spencer Group PLC	7,777	38
Melrose Industries PLC	4,805	30
National Grid PLC	19,068	315
NatWest Group PLC	30,527	269
Next PLC	442	85
Paragon Offshore PLC (e)(f)	303	—
Pearson PLC	2,163	34
Prudential PLC	9,788	130
Reckitt Benckiser Group PLC	2,444	159
RELX PLC	6,981	221
Rentokil Initial PLC	9,733	55
Rio Tinto PLC	4,297	407
Rolls-Royce Holdings PLC	32,225	618
Sage Group PLC	3,624	39
Schroders PLC	2,793	22
Segro PLC REIT	4,957	58
Severn Trent PLC	1,038	41
Shell PLC	21,806	847
Smith & Nephew PLC	3,123	45
Smiths Group PLC	1,219	41
Spirax Group PLC	284	26
SSE PLC	4,566	147
Standard Chartered PLC	7,327	198
Standard Life PLC	2,699	30
Sunbelt Rentals Holdings, Inc.	1,605	117
Tesco PLC	24,198	148
Unilever PLC	8,423	506
United Utilities Group PLC	2,616	45
Vodafone Group PLC	70,780	94
Whitbread PLC	648	21
Wise Group PLC, Class A (e)	2,551	31
		12,054
United States (36.7%)
3M Co.	1,697	275
A10 Networks, Inc.	2,871	107
Abbott Laboratories	5,687	516
AbbVie, Inc.	5,531	1,392
Accenture PLC, Class A	2,036	253
Adobe, Inc. (e)	1,367	280
Advanced Micro Devices, Inc. (e)	5,029	2,921
AECOM	417	29
Affirm Holdings, Inc. (e)	888	72
Aflac, Inc.	1,667	195
Agilent Technologies, Inc.	895	119
Air Products & Chemicals, Inc.	739	217
Airbnb, Inc., Class A (e)	1,393	199
Akamai Technologies, Inc. (e)	1,498	177
Allegion PLC	280	39
Alliant Energy Corp.	829	63
Allstate Corp.	830	197
Alnylam Pharmaceuticals, Inc. (e)	416	125
	Shares	Value (000)

Alphabet, Inc., Class A	31,567	$11,223
Altria Group, Inc.	5,158	371
Amazon.com, Inc. (e)	31,559	7,522
Amcor PLC	1,482	64
Ameren Corp.	868	98
American Electric Power Co., Inc.	1,715	235
American Express Co.	1,756	594
American International Group, Inc.	1,740	130
American Tower Corp. REIT	1,488	243
American Water Works Co., Inc.	652	86
Ameriprise Financial, Inc.	300	138
AMETEK, Inc.	724	175
Amgen, Inc.	1,703	617
Amphenol Corp., Class A	3,997	705
Amrize Ltd. (e)	1,616	86
Analog Devices, Inc.	1,538	611
Annaly Capital Management, Inc. REIT	2,190	49
Aon PLC, Class A	691	229
Apollo Global Management, Inc.	1,355	160
Apple, Inc.	47,102	13,629
Applied Materials, Inc.	2,489	1,800
AppLovin Corp., Class A (e)	751	387
Aptiv PLC (e)	681	42
Arch Capital Group Ltd. (e)	1,155	112
Archer-Daniels-Midland Co.	1,553	119
ARES Management Corp., Class A	671	75
Arista Networks, Inc. (e)	4,374	743
Arthur J Gallagher & Co.	862	198
AST SpaceMobile, Inc. (e)	691	61
Astera Labs, Inc. (e)	434	210
AT&T, Inc.	22,769	471
Atlassian Corp., Class A (e)	572	44
Atmos Energy Corp.	521	90
Autodesk, Inc. (e)	690	134
Automatic Data Processing, Inc.	1,331	298
AutoZone, Inc. (e)	52	166
AvalonBay Communities, Inc. REIT	464	88
Avery Dennison Corp.	248	40
Axon Enterprise, Inc. (e)	244	137
Baker Hughes Co.	3,170	176
Ball Corp.	818	51
Bandwidth, Inc., Class A (e)	2,244	142
Bank of America Corp.	22,028	1,255
Bank of New York Mellon Corp.	2,191	317
Becton Dickinson & Co.	910	138
Berkshire Hathaway, Inc., Class B (e)	4,479	2,241
Best Buy Co., Inc.	634	48
Biogen, Inc. (e)	490	106
Blackrock, Inc.	469	451
Blackstone, Inc.	2,302	271
Block, Inc., Class A (e)	1,764	134
Bloom Energy Corp., Class A (e)	747	226
Boeing Co. (e)	2,484	538
Booking Holdings, Inc.	2,696	481

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Boston Scientific Corp. (e)	4,766	$203
Bristol-Myers Squibb Co.	6,346	366
Broadcom, Inc.	14,217	5,370
Broadridge Financial Solutions, Inc.	400	55
Brown & Brown, Inc.	981	63
Builders FirstSource, Inc. (e)	379	34
Bunge Global SA	432	46
Burlington Stores, Inc. (e)	203	64
Cadence Design Systems, Inc. (e)	887	333
Capital One Financial Corp.	2,060	413
Cardinal Health, Inc.	820	195
Carlisle Cos., Inc.	133	48
Carlyle Group, Inc.	731	31
Carnival Corp. Ltd.	3,490	100
Carrier Global Corp.	2,251	165
Carvana Co. (e)	2,205	145
Casey's General Stores, Inc.	115	91
Caterpillar, Inc.	1,375	1,464
Cboe Global Markets, Inc.	345	84
CBRE Group, Inc., Class A (e)	965	130
CDW Corp.	423	59
Cencora, Inc.	610	173
Centene Corp. (e)	19,375	1,244
CenterPoint Energy, Inc.	2,099	92
CF Industries Holdings, Inc.	510	55
CH Robinson Worldwide, Inc.	395	74
Charles Schwab Corp.	5,424	500
Charter Communications, Inc., Class A (e)	266	38
Cheniere Energy, Inc.	698	167
Chevron Corp.	6,193	1,027
Chipotle Mexican Grill, Inc. (e)	4,177	142
Chubb Ltd.	1,211	413
Church & Dwight Co., Inc.	775	75
Ciena Corp. (e)	968	475
Cigna Group	5,423	1,495
Cincinnati Financial Corp.	505	93
Cintas Corp.	1,164	198
Circle Internet Group, Inc. (e)	873	55
Cisco Systems, Inc.	14,030	1,648
Citigroup, Inc.	5,777	809
Citizens Financial Group, Inc.	1,387	97
Clorox Co.	388	37
Cloudflare, Inc., Class A (e)	2,250	552
CME Group, Inc.	1,172	259
CMS Energy Corp.	972	74
CNH Industrial NV	2,665	30
Coca-Cola Co.	13,332	1,083
Coeur Mining, Inc.	3,268	53
Cognizant Technology Solutions Corp., Class A	1,636	63
Coherent Corp. (e)	484	191
Coinbase Global, Inc., Class A (e)	684	100
Colgate-Palmolive Co.	2,468	226
Comcast Corp., Class A	11,708	287
	Shares	Value (000)

Comfort Systems USA, Inc.	107	$212
ConocoPhillips	4,084	425
Consolidated Edison, Inc.	1,159	128
Constellation Brands, Inc., Class A	459	64
Constellation Energy Corp.	955	237
Cooper Cos., Inc. (e)	618	44
Copart, Inc. (e)	2,994	84
Corebridge Financial, Inc.	881	25
CoreWeave, Inc., Class A (e)	749	75
Corning, Inc.	2,468	630
Corpay, Inc. (e)	220	73
Corteva, Inc.	2,142	181
CoStar Group, Inc. (e)	1,368	39
Costco Wholesale Corp.	1,418	1,327
Credo Technology Group Holding Ltd. (e)	533	145
CRH PLC	2,113	226
Crowdstrike Holdings, Inc., Class A (e)	954	728
Crown Castle, Inc. REIT	1,373	104
CSX Corp.	6,001	285
Cummins, Inc.	427	305
Curtiss-Wright Corp.	115	87
CVS Health Corp.	17,482	1,809
Danaher Corp.	2,054	391
Darden Restaurants, Inc.	367	76
Datadog, Inc., Class A (e)	1,638	426
Deckers Outdoor Corp. (e)	465	46
Deere & Co.	790	501
Dell Technologies, Inc., Class C	1,026	443
Delta Air Lines, Inc.	518	49
Devon Energy Corp.	3,667	152
Dexcom, Inc. (e)	1,228	83
Diamondback Energy, Inc.	609	107
Dick's Sporting Goods, Inc.	211	48
Digital Realty Trust, Inc. REIT	1,148	206
DigitalOcean Holdings, Inc. (e)	310	49
Docusign, Inc. (e)	2,267	101
Dollar General Corp.	710	82
Dollar Tree, Inc. (e)	606	73
Dominion Energy, Inc.	2,730	186
Domino's Pizza, Inc.	102	30
DoorDash, Inc., Class A (e)	1,251	231
Dover Corp.	438	98
Dow, Inc.	2,248	62
Dr. Horton, Inc.	841	137
DraftKings, Inc., Class A (e)	1,456	37
DTE Energy Co.	661	101
Duke Energy Corp.	2,494	316
DuPont de Nemours, Inc.	441	60
Dynatrace, Inc. (e)	2,859	126
Eaton Corp. PLC	1,203	513
eBay, Inc.	1,460	163
EchoStar Corp., Class A (e)	440	45
Ecolab, Inc.	814	227
Edison International	1,224	91

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Edwards Lifesciences Corp. (e)	1,838	$166
Elastic NV (e)	1,318	75
Electronic Arts, Inc.	773	158
Elevance Health, Inc.	4,946	1,913
Eli Lilly & Co.	2,364	2,835
EMCOR Group, Inc.	135	112
Emerson Electric Co.	1,784	255
Entegris, Inc.	527	95
Entergy Corp.	1,423	163
EOG Resources, Inc.	1,749	227
EQT Corp.	1,997	106
Equifax, Inc.	397	63
Equinix, Inc. REIT	359	374
Equitable Holdings, Inc.	912	40
Equity Residential REIT	1,182	80
Erie Indemnity Co., Class A	84	20
Essex Property Trust, Inc. REIT	212	62
Estee Lauder Cos., Inc., Class A	785	62
Everest Group Ltd.	133	48
Evergy, Inc.	739	64
Everpure, Inc., Class A (e)	999	79
Eversource Energy	1,201	87
Exelon Corp.	3,335	155
Expand Energy Corp.	766	70
Expedia Group, Inc.	380	97
Expeditors International of Washington, Inc.	439	72
Extra Space Storage, Inc. REIT	683	99
Exxon Mobil Corp.	13,758	1,881
F5, Inc. (e)	677	282
Fair Isaac Corp. (e)	83	99
Fastenal Co.	3,651	175
Fastly, Inc., Class A (e)	7,260	133
FedEx Corp.	710	222
Fedex Freight Holding Co., Inc. (e)	355	54
Ferguson Enterprises, Inc.	613	145
Fidelity National Financial, Inc.	837	39
Fidelity National Information Services, Inc.	1,685	66
Fifth Third Bancorp	2,870	162
First Citizens BancShares, Inc., Class A	28	58
First Solar, Inc. (e)	316	75
FirstEnergy Corp.	1,817	86
Fiserv, Inc. (e)	1,755	86
Flex Ltd. (e)	1,180	191
Flutter Entertainment PLC (e)	541	55
Ford Motor Co.	13,061	182
Fortinet, Inc. (e)	2,669	410
Fortive Corp.	1,150	70
Fox Corp., Class A	1,163	58
Freeport-McMoRan, Inc.	4,614	290
FTAI Aviation Ltd.	285	77
Gaming & Leisure Properties, Inc. REIT	916	41
Garmin Ltd.	535	127
Gartner, Inc. (e)	236	31
	Shares	Value (000)

GE HealthCare Technologies, Inc.	1,456	$93
GE Vernova, Inc.	861	1,012
Gen Digital, Inc.	1,698	42
General Dynamics Corp.	740	262
General Electric Co.	3,348	1,251
General Mills, Inc.	1,698	59
General Motors Co.	3,019	233
Genuine Parts Co.	439	52
Gilead Sciences, Inc.	3,962	501
Global Payments, Inc.	767	56
GoDaddy, Inc., Class A (e)	437	37
Goldman Sachs Group, Inc.	954	965
Graco, Inc.	536	41
Halliburton Co.	2,711	92
Hartford Insurance Group, Inc.	902	120
HCA Healthcare, Inc.	524	204
Healthpeak Properties, Inc. REIT	2,232	48
HEICO Corp.	379	112
Hershey Co.	489	86
Hewlett Packard Enterprise Co.	5,855	264
Hilton Worldwide Holdings, Inc.	733	242
Home Depot, Inc.	3,192	1,126
Honeywell Aerospace, Inc. (e)	1,014	224
Honeywell International, Inc.	1,014	227
Hormel Foods Corp.	963	24
Howmet Aerospace, Inc.	1,204	324
HP, Inc.	2,909	64
Hubbell, Inc.	185	97
HubSpot, Inc. (e)	167	30
Humana, Inc.	4,256	1,691
Huntington Bancshares, Inc.	6,436	114
Hyatt Hotels Corp., Class A	127	25
IDEX Corp.	244	55
IDEXX Laboratories, Inc. (e)	257	135
Illinois Tool Works, Inc.	926	250
Illumina, Inc. (e)	475	84
Incyte Corp. (e)	549	62
Ingersoll Rand, Inc.	1,254	103
Insmed, Inc. (e)	684	73
Insulet Corp. (e)	213	32
Intel Corp. (e)	14,642	2,044
Interactive Brokers Group, Inc., Class A	1,399	122
Intercontinental Exchange, Inc.	1,826	225
International Business Machines Corp.	3,095	870
International Flavors & Fragrances, Inc.	820	65
International Paper Co.	1,774	68
Intuit, Inc.	928	242
Intuitive Surgical, Inc. (e)	1,147	456
Invitation Homes, Inc. REIT	1,840	56
IonQ, Inc. (e)	905	48
IQVIA Holdings, Inc. (e)	547	106
IREN Ltd. (e)	1,021	47
Iron Mountain, Inc. REIT	886	112
Jabil, Inc.	337	130

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Jack Henry & Associates, Inc.	236	$33
Jacobs Solutions, Inc.	376	47
JB Hunt Transport Services, Inc.	246	71
Johnson & Johnson	7,758	1,970
Johnson Controls International PLC	1,927	282
JPMorgan Chase & Co.	8,731	2,858
Kenvue, Inc.	6,151	118
Keurig Dr. Pepper, Inc.	4,129	135
KeyCorp	2,942	68
Keysight Technologies, Inc. (e)	536	188
Kimberly-Clark Corp.	1,062	117
Kimco Realty Corp. REIT	2,206	56
Kinder Morgan, Inc.	6,348	203
KKR & Co., Inc.	1,951	179
KLA Corp.	4,340	1,309
Kraft Heinz Co.	2,858	68
Kroger Co.	1,932	107
L3Harris Technologies, Inc.	612	178
Labcorp Holdings, Inc.	267	75
Lam Research Corp.	3,929	1,703
Las Vegas Sands Corp.	977	45
Leidos Holdings, Inc.	389	40
Lennar Corp., Class A	658	60
Lennox International, Inc.	99	57
Liberty Media Corp.-Liberty Formula One, Class C (e)	691	66
Live Nation Entertainment, Inc. (e)	518	95
Lockheed Martin Corp.	675	344
Loews Corp.	564	64
Lowe's Cos., Inc.	1,797	396
LPL Financial Holdings, Inc.	256	72
Lululemon Athletica, Inc. (e)	346	40
Lumentum Holdings, Inc. (e)	216	185
LyondellBasell Industries NV, Class A	821	43
M&T Bank Corp.	494	118
Marathon Petroleum Corp.	961	246
Markel Group, Inc. (e)	41	80
Marriott International, Inc., Class A	724	268
Marsh & McLennan Cos., Inc.	1,626	271
Martin Marietta Materials, Inc.	197	114
Marvell Technology, Inc.	2,621	781
Masco Corp.	674	55
Mastercard, Inc., Class A	2,938	1,509
McCormick & Co., Inc.	821	41
McDonald's Corp.	2,287	618
McKesson Corp.	408	308
Medtronic PLC	4,101	321
MercadoLibre, Inc. (e)	146	248
Merck & Co., Inc.	8,134	1,045
Meta Platforms, Inc., Class A	7,715	4,346
MetLife, Inc.	1,794	152
Mettler-Toledo International, Inc. (e)	65	83
Microchip Technology, Inc.	1,715	156
	Shares	Value (000)

Micron Technology, Inc.	3,691	$4,260
Microsoft Corp.	24,149	9,008
Mid-America Apartment Communities, Inc. REIT	387	54
Molina Healthcare, Inc. (e)	4,426	1,012
Mondelez International, Inc., Class A	4,189	242
MongoDB, Inc. (e)	475	160
Monolithic Power Systems, Inc.	150	207
Monster Beverage Corp. (e)	2,368	228
Moody's Corp.	521	236
Motorola Solutions, Inc.	530	220
MSCI, Inc.	248	139
Nasdaq, Inc.	1,478	116
Natera, Inc. (e)	403	109
NetApp, Inc.	629	97
Netflix, Inc. (e)	13,532	966
Neurocrine Biosciences, Inc. (e)	320	54
Newmont Corp.	3,448	322
News Corp., Class A	1,207	30
NextEra Energy, Inc.	6,509	571
NIKE, Inc., Class B	3,887	160
NiSource, Inc.	1,569	75
Nordson Corp.	169	51
Norfolk Southern Corp.	726	228
Northern Trust Corp.	607	106
Northrop Grumman Corp.	437	223
NRG Energy, Inc.	635	93
Nucor Corp.	728	162
NVIDIA Corp.	81,984	16,404
NVR, Inc. (e)	9	61
NXP Semiconductors NV	819	230
Occidental Petroleum Corp.	2,424	118
Oklo, Inc. (e)	330	17
Okta, Inc. (e)	571	78
Old Dominion Freight Line, Inc.	608	132
Omnicom Group, Inc.	1,005	73
ON Semiconductor Corp. (e)	1,281	121
ONEOK, Inc.	2,002	174
Oracle Corp.	5,654	829
O'Reilly Automotive, Inc. (e)	2,545	234
Otis Worldwide Corp.	1,252	90
PACCAR, Inc.	1,691	203
Packaging Corp. of America	295	70
Palantir Technologies, Inc., Class A (e)	7,364	859
Palo Alto Networks, Inc. (e)	3,743	1,276
Parker-Hannifin Corp.	435	425
Paychex, Inc.	1,062	104
PayPal Holdings, Inc.	3,554	153
Pentair PLC	533	41
PepsiCo, Inc.	4,364	591
Pfizer, Inc.	18,213	439
PG&E Corp.	7,072	119
Philip Morris International, Inc.	4,983	901
Phillips 66	1,291	218
Pinnacle Financial Partners, Inc.	484	49

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Pinterest, Inc., Class A (e)	1,924	$40
PNC Financial Services Group, Inc.	1,243	306
PPG Industries, Inc.	703	85
PPL Corp.	2,447	89
Principal Financial Group, Inc.	705	76
Procter & Gamble Co.	7,567	1,110
Progressive Corp.	1,909	417
Prologis, Inc. REIT	2,972	403
Prudential Financial, Inc.	1,117	121
PTC, Inc. (e)	391	44
Public Service Enterprise Group, Inc.	1,598	130
Public Storage REIT	504	160
PulteGroup, Inc.	626	86
Qnity Electronics, Inc.	694	113
QUALCOMM, Inc.	2,993	553
Quanta Services, Inc.	423	305
Quest Diagnostics, Inc.	353	75
Raymond James Financial, Inc.	601	91
Realty Income Corp. REIT	2,970	184
Reddit, Inc., Class A (e)	327	57
Regency Centers Corp. REIT	577	46
Regeneron Pharmaceuticals, Inc.	327	204
Regions Financial Corp.	2,800	85
Reliance, Inc.	168	63
Republic Services, Inc.	704	150
ResMed, Inc.	470	92
Revolution Medicines, Inc. (e)	516	97
Rivian Automotive, Inc., Class A (e)	2,504	43
Robinhood Markets, Inc., Class A (e)	2,379	239
ROBLOX Corp., Class A (e)	1,926	105
Rocket Cos., Inc., Class A (e)	2,911	46
Rocket Lab Corp. (e)	1,455	148
Rockwell Automation, Inc.	357	177
Rollins, Inc.	940	39
Roper Technologies, Inc.	351	119
Ross Stores, Inc.	1,036	221
Royal Caribbean Cruises Ltd.	802	255
Royalty Pharma PLC, Class A	1,314	74
RPM International, Inc.	414	46
RTX Corp.	4,292	814
S&P Global, Inc.	1,014	413
SailPoint, Inc. (e)	12,506	183
Salesforce, Inc.	3,146	493
Samsara, Inc., Class A (e)	1,160	38
SBA Communications Corp. REIT	337	59
Seagate Technology Holdings PLC	700	676
Sempra	2,081	193
ServiceNow, Inc. (e)	3,442	342
Sherwin-Williams Co.	756	260
Simon Property Group, Inc. REIT	1,048	234
SLB Ltd.	4,780	222
Smithfield Foods, Inc.	3	— @
Smurfit Westrock PLC	1,745	81
	Shares	Value (000)

Snap, Inc., Class A (e)	3,440	$15
Snap-on, Inc.	167	67
Snowflake, Inc., Class A (e)	1,538	391
SoFi Technologies, Inc. (e)	3,952	71
Solventum Corp. (e)	502	39
Southern Co.	3,493	334
Space Exploration Technologies Corp., Class A (e)	3,074	525
SS&C Technologies Holdings, Inc.	723	45
Starbucks Corp.	3,694	377
State Street Corp.	894	152
Steel Dynamics, Inc.	441	101
STERIS PLC	312	66
Strategy, Inc., Class A (e)	807	70
Stryker Corp.	1,111	350
Sun Communities, Inc. REIT	400	48
Super Micro Computer, Inc. (e)	1,679	49
Synchrony Financial	1,157	88
Synopsys, Inc. (e)	621	277
Sysco Corp.	1,539	129
T. Rowe Price Group, Inc.	697	79
Take-Two Interactive Software, Inc. (e)	605	151
Tapestry, Inc.	652	95
Targa Resources Corp.	679	182
Target Corp.	1,461	191
TE Connectivity PLC	938	189
Teledyne Technologies, Inc. (e)	148	99
Teradyne, Inc.	443	214
Tesla, Inc. (e)	9,018	3,793
Texas Instruments, Inc.	2,828	843
Texas Pacific Land Corp.	192	84
Textron, Inc.	552	51
Thermo Fisher Scientific, Inc.	1,192	598
TJX Cos., Inc.	3,592	544
T-Mobile U.S., Inc.	1,659	278
Toast, Inc., Class A (e)	1,512	42
Tractor Supply Co.	1,724	54
Trade Desk, Inc., Class A (e)	1,473	27
Tradeweb Markets, Inc., Class A	392	39
Trane Technologies PLC	694	341
TransDigm Group, Inc.	181	241
TransUnion	630	45
Travelers Cos., Inc.	721	238
Trimble, Inc. (e)	766	39
Truist Financial Corp.	4,098	204
Twilio, Inc., Class A (e)	1,103	228
Tyler Technologies, Inc. (e)	148	43
Tyson Foods, Inc., Class A	908	52
U.S. Bancorp	5,003	302
Uber Technologies, Inc. (e)	6,418	463
UDR, Inc. REIT	1,022	41
Ulta Beauty, Inc. (e)	142	64
Union Pacific Corp.	1,911	520
United Airlines Holdings, Inc. (e)	259	35
United Parcel Service, Inc., Class B	2,379	256

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
United Rentals, Inc.	205	$232
United Therapeutics Corp. (e)	133	72
UnitedHealth Group, Inc.	7,245	3,011
Universal Health Services, Inc., Class B	181	27
Valero Energy Corp.	996	259
Veeva Systems, Inc., Class A (e)	516	92
Ventas, Inc. REIT	1,512	134
Veralto Corp.	813	72
VeriSign, Inc.	715	180
Verisk Analytics, Inc.	461	83
Verizon Communications, Inc.	13,426	568
Vertex Pharmaceuticals, Inc. (e)	812	403
Vertiv Holdings Co., Class A	1,105	370
VICI Properties, Inc. REIT	3,457	92
Visa, Inc., Class A	5,641	1,935
Vistra Corp.	1,067	169
Vulcan Materials Co.	423	125
W.R. Berkley Corp.	809	57
Walmart, Inc.	13,838	1,567
Walt Disney Co.	5,699	549
Warner Bros Discovery, Inc. (e)	7,635	204
Waste Connections, Inc.	829	138
Waste Management, Inc.	1,297	289
Waters Corp. (e)	303	114
Watsco, Inc.	111	46
WEC Energy Group, Inc.	1,037	121
Wells Fargo & Co.	10,111	836
Welltower, Inc. REIT	2,184	496
West Pharmaceutical Services, Inc.	233	84
Western Digital Corp.	1,049	670
Westinghouse Air Brake Technologies Corp.	539	145
Weyerhaeuser Co. REIT	2,339	56
Williams Cos., Inc.	3,844	286
Williams-Sonoma, Inc.	388	90
Willis Towers Watson PLC	355	93
Workday, Inc., Class A (e)	700	86
WP Carey, Inc. REIT	704	50
WW Grainger, Inc.	145	197
Xcel Energy, Inc.	1,857	149
Xylem, Inc.	775	92
Yum! Brands, Inc.	902	144
Zebra Technologies Corp., Class A (e)	159	42
Zillow Group, Inc., Class C (e)	541	17
Zimmer Biomet Holdings, Inc.	627	54
Zoetis, Inc.	1,426	102
Zoom Communications, Inc., Class A (e)	811	70
Zscaler, Inc. (e)	1,836	259
		222,137
Total Common Stocks (Cost $134,199)		302,643

	No. of Rights	Value (000)
Rights (0.0%)‡
Spain (0.0%)‡
ACS Actividades de Construccion y Servicios SA, expires 7/16/26 (e)	632	$1
United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28 (e)(f)(g)	90	— @
Hologic, Inc., CVR expires 9/27/27 (e)(f)(g)	750	— @
		— @
Total Rights (Cost $2)		1

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (e)(f) (Cost $—)	95	—

Shares
Short-Term Investment (6.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (h) (Cost $39,396)	39,396,077	39,396
Total Investments (99.5%) (Cost $441,038) (i)(j)(k)(l)		602,042
Other Assets in Excess of Liabilities (0.5%)		2,856
Net Assets (100.0%)		$604,898
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain
variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not
indicate a reference rate and spread in their description in the
Consolidated Portfolio of Investments.

(d)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.

(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)	Total market value of the restricted security amounts is less than $500, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
(h)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Fund"), an open-end management investment company managed
by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and
administration fees paid by the Fund due to its investment in the
Liquidity Fund. For the nine months ended June 30, 2026,
advisory fees paid were reduced by approximately $40,000
relating to the Fund's investment in the Liquidity Fund.

(i)
The approximate fair value and percentage of net assets,
$67,644,000 and 11.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of
Investments.

(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)
The Fund is permitted to purchase and sell securities ("cross-
trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the
Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the
“Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective
September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the nine months ended June 30, 2026, the Fund did not
engage in any cross-trade transactions.

(l)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$185,730,000 and the aggregate gross unrealized depreciation is approximately $18,370,000, resulting in net unrealized
appreciation of approximately $167,360,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
CVR	Contingent Value Rights.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
Euronext NV	Euronext Amsterdam Stock Market.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	14,509,692		$2,160,257	9/16/26	$13
Bank of America NA		$86,341	ILS	250,194	9/16/26	(2)
Barclays Bank PLC	NOK	316,258		$33,178	9/16/26	1
Barclays Bank PLC		$14,793	AUD	20,914	9/16/26	(—@ )
Barclays Bank PLC		$283,449	CHF	224,610	9/16/26	(3)
Barclays Bank PLC		$14,234	ILS	41,246	9/16/26	(—@ )
Barclays Bank PLC		$154,821	JPY	24,616,298	9/16/26	(3)
Barclays Bank PLC		$480	MXN	8,325	9/17/26	(—@ )
Barclays Bank PLC		$64,398	NOK	614,661	9/16/26	(2)
Barclays Bank PLC		$186	SGD	237	9/16/26	(—@ )
BNP Paribas SA	CHF	7,731		$9,847	9/16/26	—@
BNP Paribas SA	CNH	7,289,948		$1,085,349	9/16/26	6
BNP Paribas SA	CNH	2,540,000		$376,079	9/16/26	—@
BNP Paribas SA	SGD	104,817		$82,125	9/16/26	1
BNP Paribas SA		$2,284,149	CAD	3,169,756	9/16/26	(42)
BNP Paribas SA		$81,493	CLP	74,030,514	9/16/26	(1)
BNP Paribas SA		$20,974	COP	76,078,855	9/16/26	1
BNP Paribas SA		$223,571	GBP	166,380	9/16/26	(3)
BNP Paribas SA		$72,760	HKD	568,534	9/16/26	(—@ )
BNP Paribas SA		$178,232	JPY	28,338,539	9/16/26	(3)
BNP Paribas SA		$4,130	MXN	71,588	9/17/26	(—@ )
BNP Paribas SA		$31,863	NZD	54,383	9/16/26	(1)
BNP Paribas SA		$2,882,549	TWD	91,422,909	9/16/26	(—@ )
Citibank NA	THB	181,367		$5,605	9/16/26	—@
Citibank NA		$1,186,173	GBP	884,160	9/16/26	(13)
Citibank NA		$39,796	ILS	115,312	9/16/26	(1)
Citibank NA		$121,137	PEN	411,443	9/16/26	(1)
Deutsche Bank AG		$113,634	CZK	2,387,000	9/16/26	(1)
Goldman Sachs International	CZK	678,774		$32,628	9/16/26	1
Goldman Sachs International	DKK	457,029		$71,268	9/16/26	1
Goldman Sachs International	INR	624,463,687		$6,464,896	9/16/26	(92)
Goldman Sachs International	MYR	54,192		$13,343	9/17/26	—@
Goldman Sachs International	MYR	2,366,500		$583,672	9/17/26	2
Goldman Sachs International	NOK	388,811		$40,753	9/16/26	2
Goldman Sachs International	THB	15,289,259		$469,207	9/16/26	6
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	(259)
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	(307)
Goldman Sachs International		$223,559	BRL	1,176,458	9/16/26	—@
Goldman Sachs International		$74,066	CNH	499,010	9/16/26	(—@ )
Goldman Sachs International		$1,699,185	CNY	11,488,192	9/16/26	(5)
Goldman Sachs International		$85,872	HUF	26,286,121	9/16/26	(2)
Goldman Sachs International		$21,940	IDR	395,630,920	9/16/26	—@
Goldman Sachs International		$234,343	PLN	859,823	9/16/26	(6)
Goldman Sachs International		$219,179	RON	997,131	9/16/26	(3)
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	599
JPMorgan Chase Bank NA	CHF	15,399		$19,616	9/16/26	—@
JPMorgan Chase Bank NA	EUR	4,265,249		$4,955,537	9/16/26	67
JPMorgan Chase Bank NA	NOK	297,737		$31,235	9/16/26	1
JPMorgan Chase Bank NA	PLN	137,244		$37,496	9/16/26	1
JPMorgan Chase Bank NA		$141,532	CAD	197,013	9/16/26	(2)
JPMorgan Chase Bank NA		$51,503	DKK	331,171	9/16/26	(1)
JPMorgan Chase Bank NA		$7,075,449	EUR	6,073,451	9/16/26	(114)
JPMorgan Chase Bank NA		$447,740	GBP	333,199	9/16/26	(6)

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$50,356	HKD	393,437	9/16/26	$(—@ )
JPMorgan Chase Bank NA		$142,041	ILS	411,626	9/16/26	(3)
JPMorgan Chase Bank NA		$657,384	JPY	104,499,803	9/16/26	(11)
JPMorgan Chase Bank NA		$2,123,243	KRW	3,246,204,894	9/16/26	(25)
JPMorgan Chase Bank NA		$100,762	MXN	1,746,753	9/17/26	(2)
JPMorgan Chase Bank NA		$116,514	NZD	201,051	9/16/26	(2)
JPMorgan Chase Bank NA		$85,843	SEK	800,711	9/16/26	(3)
JPMorgan Chase Bank NA		$3,985	SGD	5,076	9/16/26	(—@ )
JPMorgan Chase Bank NA	ZAR	998,270		$61,255	9/16/26	1
Royal Bank of Canada		$536,118	SEK	5,040,244	9/16/26	(14)
UBS AG	AUD	8,828,727		$6,165,806	9/16/26	62
UBS AG	IDR	906,349,134		$50,108	9/16/26	(—@ )
UBS AG	MXN	7,505,997		$430,217	9/17/26	4
UBS AG	TRY	457,638		$9,140	9/16/26	(—@ )
UBS AG		$15,696	HUF	4,751,041	9/16/26	(—@ )
UBS AG		$228,951	KRW	349,793,434	9/16/26	(3)
UBS AG		$1,984	MXN	34,395	9/17/26	(—@ )
UBS AG		$95,537	MXN	1,667,322	9/17/26	(1)
						$(168)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	3	9/8/26	EUR	300	$381	$8
German Euro-Bund Index (Germany)	31	9/8/26		3,100	4,510	46
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	37	9/15/26	KRW	3,700,000	2,562	42
Long Gilt Index (United Kingdom)	3	9/28/26	GBP	300	355	6
Montreal Exchange 10 yr. Canadian Bond Index (Canada)	8	9/18/26	CAD	800	683	6
MSCI Emerging Market Index (United States)	62	9/18/26		$3	5,448	(34)
U.S. Treasury 2 yr. Note (United States)	44	9/30/26		8,800	9,070	(14)
U.S. Treasury 5 yr. Note (United States)	21	9/30/26		2,100	2,248	4
U.S. Treasury 10 yr. Note (United States)	338	9/21/26		33,800	37,143	283
U.S. Treasury 10 yr. Ultra Note (United States)	11	9/21/26		1,100	1,237	2
U.S. Treasury Long Bond (United States)	3	9/21/26		300	341	4
Ultra U.S. Treasury Bond (United States)	33	9/21/26		3,300	3,833	81
Short:
Eurex MSCI Japan Index (United States)	43	9/18/26		(—@)	(5,429)	72
Euro Stoxx 50 Index (Germany)	20	9/18/26	EUR	(—@)	(1,452)	(16)
French Government Bond Index (Germany)	1	9/8/26		(100)	(137)	(1)
FTSE 100 Index (United Kingdom)	7	9/18/26	GBP	(—@)	(979)	(1)
German Euro-Bobl Index (Germany)	54	9/8/26	EUR	(5,400)	(7,119)	(34)
ICE mini MSCI ACWI Net Total Return Index (United States)	98	9/18/26		$(20)	(12,311)	134
IFSC NIFTY 50 Index (United States)	142	7/28/26		(—@)	(6,817)	62
MSCI Canada Index (United States)	44	9/18/26		(—@)	(8,264)	213
MSCI USA Index (United States)	28	9/18/26		(—@)	(9,818)	100

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Nikkei 225 Index (Japan)	2	9/10/26	JPY	(1)	$(438)	$(20)
S&P 500 E Mini Index (United States)	11	9/18/26		$(1)	(4,151)	(27)
S&P/TSX 60 Index (Canada)	1	9/17/26	CAD	(—@)	(290)	(—@ )
SFE 10 yr. Australian Bond Index (Australia)	31	9/15/26	AUD	(3,100)	(2,357)	(32)
SFE 3 yr. Australian Bond Index (Australia)	35	9/15/26		(3,500)	(2,535)	(11)
U.S. Treasury 10 yr. Note (United States)	31	9/21/26		$(3,100)	(3,407)	(27)
						$846

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at June 30, 2026:
Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank Ireland PLC	iBoxx USD Liquid Leveraged Loan Total Return Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		$7,194	$5	$—	$5
Barclays Bank PLC	EU Energy Index††	Pay	SOFR + 0.38%	Quarterly	12/15/26		6,174	339	—	339
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.22%	Quarterly	9/30/26		82,431	(655)	—	(655)
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.24%	Quarterly	9/30/26		22,724	(185)	—	(185)
Barclays Bank PLC	Bloomberg Global- Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.26%	Quarterly	3/31/27		57,783	(507)	—	(507)
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.45%	Quarterly	10/1/26		15,173	291	—	291
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.53%	Quarterly	10/1/26		16,880	112	—	112
Barclays Bank PLC	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.15%	Quarterly	9/21/26		4,488	115	—	115
BNP Paribas SA	AI Hyperscalers Index††	Pay	SOFR + 0.68%	Quarterly	11/30/26		12,608	(90)	—	(90)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		13,061	(209)	—	(209)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		6,666	(107)	—	(107)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		3,581	53	—	53
BNP Paribas SA	iBoxx EUR Liquid High Yield Index	Pay	3 Month EURIBOR + 2.04%	Quarterly	9/20/26	EUR	5,010	75	—	75
BNP Paribas SA	iBoxx USD Liquid Leveraged Loan Total Return Index	Pay	SOFR + 3.77%	Quarterly	9/20/26		$11,448	197	—	197
BNP Paribas SA	Japanese Bank Index	Pay	SOFR + 0.25%	Quarterly	7/30/26		5,625	375	—	375
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.31%	Quarterly	12/21/26		11,907	(102)	—	(102)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.40%	Quarterly	1/28/27		43,553	2,376	—	2,376
JPMorgan Chase Bank NA	AI Defense Index††	Pay	SOFR + 0.45%	Quarterly	12/21/26		7,090	(192)	—	(192)
JPMorgan Chase Bank NA	iBoxx USD Liquid High Yield Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		15,625	203	—	203
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.70%	Quarterly	10/1/26		5,674	233	—	233
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.83%	Quarterly	10/1/26		26,368	823	—	823
JPMorgan Chase Bank NA	MSCI Total Return Net Europe Index	Receive	SOFR + 0.00%	Quarterly	9/22/26		50,916	323	—	323
JPMorgan Chase Bank NA	MSCI World Net Total Return USD Index	Receive	SOFR + 0.00%	Quarterly	9/22/26		7,335	17	—	17
JPMorgan Chase Bank NA	S&P 1000 Total Return Index	Pay	SOFR + 0.60%	Quarterly	12/21/26		12,818	279	—	279
JPMorgan Chase Bank NA	S&P Reduced Tech Index††	Receive	SOFR + 0.83%	Quarterly	12/21/26		12,833	(72)	—	(72)

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	U.S. Policy Index††	Pay	SOFR + 0.38%	Quarterly	12/21/26	$7,291	$114	$—	$114
JPMorgan Chase Bank NA	U.S. Regional Banks Index	Pay	SOFR - 0.05%	Quarterly	12/21/26	3,993	184	—	184
UBS AG	EU Banks Index††	Pay	SOFR + 0.12%	Quarterly	12/22/26	6,641	(84)	—	(84)
UBS AG	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.30%	Quarterly	2/10/27	18,090	669	—	669
UBS AG	MSCI USA Index	Pay	SOFR + 0.78%	Quarterly	10/23/26	24,567	1,098	—	1,098
							$5,678	$—	$5,678

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with EU Energy Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
EU Energy Index
ABB Ltd. - Reg	7,024	$761	0.13%
Nexans SA	9,794	1,624	0.27
NKT A/S	10,816	1,612	0.27
Nordex SE	30,122	1,588	0.26
Prysmian SpA	7,312	1,219	0.20
Siemens Energy AG	7,713	1,460	0.24
Spie SA	13,856	797	0.13
Vestas Wind Systems A/S	54,865	1,547	0.26

The following table represents the equity basket holdings underlying the total return swap with AI Hyperscalers Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Hyperscalers Index
Advanced Micro Devices	67	$39	0.01%
Advantest Corp.	59	12	0.00 ‡
Alphabet, Inc. - Class A	388	139	0.02
Amazon.Com, Inc.	563	134	0.02
Applied Materials, Inc.	30	22	0.00 ‡
ASM International NV	10	11	0.00 ‡
Asml Holding NV	17	34	0.01
Broadcom, Inc.	212	80	0.01
Digital Realty Trust, Inc.	52	9	0.00 ‡
Disco Corp.	24	12	0.00 ‡
KLA Corp.	49	15	0.00 ‡
Lam Research Corp	45	20	0.00 ‡
Micron Technology, Inc.	39	45	0.01
Microsoft Corp.	365	136	0.02
NVIDIA Corp.	701	140	0.02
SK Hynix, Inc.	25	42	0.01
Taiwan Semiconductor-SP ADR	197	94	0.02
Tokyo Electron Ltd.	30	14	0.00 ‡

The following table represents the equity basket holdings underlying the total return swap with BNP EU Utilities Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index
Acciona SA	36	$11	0.00%‡
BKW AG	31	5	0.00 ‡
Centrica PLC	6,855	16	0.00 ‡

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index (cont'd)
E.ON SE	3,265	$67	0.01%
EDP Renewables SA	459	7	0.00 ‡
EDP SA	4,575	24	0.00 ‡
Elia Group SA	63	10	0.00 ‡
Endesa SA	463	21	0.00 ‡
Enel SpA	11,836	136	0.02
Engie SA	2,658	84	0.01
Fortum OYJ	653	15	0.00 ‡
Iberdrola SA	9,360	233	0.04
National Grid PLC	7,217	119	0.02
Naturgy Energy Group SA	353	11	0.00 ‡
Orsted A/S	769	17	0.00 ‡
Redeia Corp SA	588	10	0.00 ‡
RWE AG	919	59	0.01
Severn Trent PLC	395	15	0.00 ‡
Snam SpA	2,928	21	0.00 ‡
SSE PLC	1,755	57	0.01
Terna-Rete Elettrica Naziona	2,045	24	0.00 ‡
United Utilities Group PLC	990	17	0.00 ‡
Veolia Environnement	917	38	0.01
Verbund AG	98	6	0.00 ‡

The following table represents the equity basket holdings underlying the total return swap with AI Defense Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index
Aerovironment, Inc.	1,799	$297	0.05%
Aevex Corp. - Class A	9,553	200	0.03
BAE Systems PLC	12,790	313	0.05
Bigbear.AI Holdings, Inc.	55,470	204	0.03
Blacksky Technology, Inc.	5,213	146	0.02
C3.AI, Inc. - Class A	21,899	199	0.03
CACI International, Inc. -Class A	608	282	0.05
Chemring Group PLC	47,838	325	0.05
Cohort PLC	17,444	284	0.05
Droneshield Ltd.	134,903	226	0.04
Elbit Systems Ltd.	421	319	0.05
Electro Optic Systems Holdings, Inc.	43,147	307	0.05
Hensoldt AG	3,244	251	0.04
Huntington Ingalls Industries, Inc.	844	236	0.04
IPG Photonics Corp.	1,986	233	0.04
Karman Holdings, Inc.	4,766	238	0.04

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index (cont'd)
Kratos Defense & Security	5,303	$264	0.04%
L3Harris Technologies, Inc.	1,236	359	0.06
Leidos Holdings, Inc.	2,420	249	0.04
Leonardo DRS, Inc.	7,266	310	0.05
Leonardo SpA	5,078	272	0.04
Lockheed Martin Corp.	694	354	0.06
Mercury Systems, Inc.	3,014	369	0.06
Next Vision Stabilized Systems, Ltd.	3,238	261	0.04
Nlight, Inc.	3,321	231	0.04
Northrop Grumman Corp.	652	332	0.05
Ondas, Inc.	24,410	201	0.03
Palantir Technologies, Inc. - Class A	2,268	265	0.04
Parsons Corp.	4,776	250	0.04
Red Cat Holdings, Inc.	27,325	291	0.05
Rheinmetall AG	214	242	0.04
RTX Corp.	1,980	376	0.06
Saab AB - Series B	5,530	286	0.05
Science Applications International corp.	2,637	291	0.05
Teledyne Technologies, Inc.	498	332	0.05
Thales SA	1,207	310	0.05
TTM Technologies	1,154	216	0.04

The following table represents the equity basket top 50 holdings underlying the total return swap with S&P Reduced Tech Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
S&P Reduced Tech Index
Abbvie, Inc.	1,208	$304	0.05%
Advanced Micro Devices	351	204	0.03
Alphabet, Inc. - Class A	1,253	448	0.07
Alphabet, Inc. - Class C	1,006	355	0.06
Amazon.Com, Inc.	2,213	528	0.09
American Express Co.	339	115	0.02
Amgen, Inc.	350	127	0.02
Apple, Inc.	3,355	971	0.16
Applied Materials, Inc.	164	119	0.02
Bank of America Corp.	4,277	244	0.04
Bank of America Corp.	1,165	583	0.10
Boeing Co.	548	119	0.02
Broadcom, Inc.	1,108	418	0.07
Caterpillar Inc	292	311	0.05
Chevron Corp.	1,095	181	0.03
Citigroup, Inc.	1,074	150	0.02
Coca-Cola Co.	2,418	196	0.03
Costco Wholesale Corp.	279	261	0.04
Eli Lilly & Co.	524	629	0.10
Exxonmobil Holdings Corp.	2,486	340	0.06
GE Vernova, Inc.	158	185	0.03
General Electric	727	272	0.04
Goldman Sachs Group, Inc.	189	192	0.03
Home Depot, Inc.	671	237	0.04
Intel Corp.	966	135	0.02
Johnson & Johnson	1,488	378	0.06
JPMorgan Chase & Co.	1,685	551	0.09
LAM Research Corp.	248	107	0.02
Linde PLC	286	149	0.02

Security Description	Shares	Value (000)	Percentage of Net Assets
S&P Reduced Tech Index (cont'd)
Mastercard, Inc. - Class A	532	$273	0.05%
McDonald's Corp.	458	124	0.02
Merck & Co. Inc.	1,539	198	0.03
Meta Platforms, Inc. - Class A	512	288	0.05
Micron Technology, Inc.	214	247	0.04
Microsoft Corp.	1,724	643	0.11
Netflix, Inc.	2,829	202	0.03
NextEra Energy, Inc.	1,279	112	0.02
NVIDIA Corp.	5,433	1,087	0.18
Pepsico, Inc.	864	117	0.02
Procter & Gamble Co.	1,518	223	0.04
RTX Corp.	858	163	0.03
Tesla, Inc.	1,825	768	0.13
Thermo Fisher Scientific, Inc.	250	125	0.02
Union Pacific Corp.	400	109	0.02
Unitedhealth Group, Inc.	563	234	0.04
Verizon Communications, Inc.	2,675	113	0.02
Visa, Inc. - Class A Shares	1,096	376	0.06
Walmart, Inc.	2,762	313	0.05
Walt Disney Co.	1,125	108	0.02
Wells Fargo & Co.	2,050	169	0.03

The following table represents the equity basket holdings underlying the total return swap with U.S. Policy Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index
Air Products & Chemicals, Inc.	1,449	$425	0.07%
ATS Corp.	3,792	109	0.02
Carrier Global Corp.	5,810	426	0.07
Caterpillar Inc	1,057	1,125	0.19
Circle Internet Group, Inc.	661	41	0.01
Cognex Corp	2,245	163	0.03
Coinbase Global, Inc. - Class A	353	52	0.01
Cummins, Inc.	819	584	0.10
Donaldson Co., Inc.	1,229	110	0.02
Dover Corp.	942	211	0.03
Eagle Materials, Inc.	446	100	0.02
Eaton Corp. PLC	1,331	567	0.09
Emcor Group, Inc.	279	231	0.04
Emerson Electric Co.	3,556	509	0.08
Fastenal Co.	7,019	337	0.06
Fortive Corp.	2,205	135	0.02
GE Vernova, Inc.	420	494	0.08
Honeywell Aerospace, Inc.	1,133	251	0.04
Honeywell International, Inc.	1,133	254	0.04
Hubbell, Inc.	351	184	0.03
Ingersoll-Rand, Inc.	2,430	199	0.03
Jacobs Solutions, Inc.	723	91	0.02
Johnson Controls International, Inc.	3,917	572	0.09
Kennametal, Inc.	4,871	171	0.03
Lincoln Electric Holdings, Inc.	420	111	0.02
Linde PLC	1,028	534	0.09
Martin Marietta Materials	377	217	0.04
Mirion Technologies, Inc.	4,791	86	0.01
Nvent Electric PLC	1,039	176	0.03
Parker Hannifin Corp.	654	640	0.11

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index (cont'd)
Quanta Services, Inc.	854	$615	0.10%
Repligen Corp.	745	102	0.02
Rockwell Automation, Inc.	675	334	0.06
Sempra	3,618	335	0.06
Solstice Adv Materials, Inc.	575	51	0.01
Terex Corp.	2,039	148	0.02
Timken Co.	1,323	192	0.03
Trane Technologies PLC	1,173	576	0.10
United Rentals, Inc.	411	466	0.08
Vulcan Materials Co.	782	231	0.04
WW Grainger, Inc.	317	431	0.07

The following table represents the equity basket holdings underlying the total return swap with EU Banks Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index
ABN AMRO Bank NV - CVA	4,166	$177	0.03%
AIB Group PLC	15,552	182	0.03
Alpha Bank SA	26,662	120	0.02
Banca Generali SpA	449	33	0.01
Banca Monte Dei Paschi Siena SpA	17,381	216	0.04
Banco Bilbao Vizcaya Argentaria SA	41,522	1,037	0.17
Banco BPM SpA	8,085	139	0.02
Banco Comercial Portugues - Class R	64,559	76	0.01
Banco De Sabadell SA	37,298	132	0.02
Banco Santander SA	110,095	1,519	0.25
Bank of Ireland Group PLC	6,672	133	0.02
Bankinter SA	4,786	80	0.01
Bawag Group AG	571	114	0.02
BNP Paribas	8,038	937	0.15
Bper Banca SpA	11,399	179	0.03
Caixabank SA	25,179	356	0.06
Commerzbank AG	5,065	215	0.04
Credit Agricole SA	8,254	166	0.03
Deutsche Bank AG - Registered	14,105	477	0.08
Erste Group Bank AG	2,299	307	0.05
Eurobank SA	43,487	207	0.03
Finecobank SpA	4,706	118	0.02
ING Groep NV	21,773	688	0.11
Intesa Sanpaolo	117,456	803	0.13
Kbc Ancora	289	27	0.00 ‡
Kbc Group NV	1,732	236	0.04
National Bank of Greece	14,715	253	0.04
Nordea Bank Abp	24,875	471	0.08
Piraeus Bank SA	18,765	195	0.03
Raiffeisen Bank International AG	969	62	0.01
Societe Generale SA	5,847	516	0.09
Unicaja Banco SA	8,313	30	0.00 ‡
Unicredit SpA	10,940	977	0.16

@	Value is less than $500.
‡	Amount is less than 0.05%.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
FTSE	Financial Times Stock Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
SFE	Sydney Futures Exchange.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
ZAR —	South African Rand

Portfolio Composition
Classification	Percentage of Total Investments
Common Stocks	50.3%
Sovereign	20.7
U.S. Treasury Securities	9.5
Other*	6.9
Short-Term Investment	6.5
Corporate Bonds	6.1
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**
Does not include open futures contracts with a value of approximately
$133,315,000 and net unrealized appreciation of approximately $846,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $168,000. Also does not include open swap agreements with net unrealized appreciation of approximately $5,678,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (14.8%)
Domestic Bank (0.1%)
Bank of America NA
3.83%, 4/5/27	$18,000	$17,944
International Banks (14.7%)
Banco Bilbao Vizcaya Argentaria SA,
4.12%, 5/24/27	88,000	87,786
4.13%, 5/17/27 - 5/21/27	190,000	189,569
4.14%, 5/17/27	135,000	134,709
4.18%, 4/30/27	75,000	74,889
4.28%, 5/21/27	100,000	99,913
Banco Santander SA,
3.92%, 3/4/27	140,000	139,703
4.11%, 5/24/27	130,000	129,795
4.15%, 5/4/27	150,000	149,862
4.30%, 6/9/27	20,000	20,002
4.44%, 7/10/26	80,000	80,013
Bank of Nova Scotia
3.85%, 1/6/27	190,000	189,779
Bayerische Landesbank,
3.83%, 2/4/27	180,500	180,104
3.85%, 1/28/27	45,500	45,410
Credit Industriel ET Commercial SA
3.84%, 2/12/27	102,000	101,751
Deutsche Bank AG,
3.90%, 1/22/27	175,000	174,657
4.09%, 4/28/27	95,000	94,820
4.40%, 8/7/26	222,000	222,088
Intesa Sanpaolo SpA
4.05%, 7/7/26	30,000	30,001
National Bank of Kuwait,
4.00%, 10/27/26	37,000	36,971
4.04%, 12/22/26	90,000	89,845
4.05%, 12/4/26 (a)	10,000	9,985
4.08%, 1/8/27	100,000	99,819
4.19%, 9/15/26	80,000	80,007
4.20%, 10/1/26	5,000	5,000
4.21%, 10/1/26	55,000	54,997
Qatar National Bank,
3.91%, 7/7/26	80,000	79,941
3.95%, 7/14/26	35,000	34,948
4.32%, 6/2/27	120,000	115,224
4.37%, 6/17/27	139,900	134,073
		2,885,661
Total Certificates of Deposit (Cost $2,907,451)		2,903,605
Commercial Paper (b) (23.9%)
Asset-Backed Diversified Financial Services (1.9%)
Bay Square Funding LLC
4.14%, 11/18/26	50,000	49,221
Bedford Row Funding Corp.
4.04%, 10/20/26 (c)	40,000	39,515
LMA Americas LLC
4.10%, 1/15/27	50,000	48,878
	Face Amount (000)	Value (000)

Nieuw Amsterdam Receivables Corp.
4.08%, 1/20/27	$27,000	$26,373
Zephyr Financiere, Inc.,
4.00%, 10/20/26 - 10/21/26 (c)	145,000	143,226
4.25%, 5/19/27 (c)	75,000	72,184
		379,397
Automobiles (1.2%)
General Motors Financial Co., Inc.,
4.27%, 2/10/27	10,000	9,723
4.29%, 1/26/27	20,000	19,484
Toyota Credit de Puerto Rico Corp.
3.90%, 10/5/26	25,000	24,739
VW Credit, Inc.,
4.25%, 9/24/26	60,000	59,406
4.25%, 9/3/26 (c)	25,250	25,062
4.30%, 12/2/26 - 12/3/26 (c)	100,000	98,148
		236,562
Basic Materials (0.0%)‡
Sherwin Williams Co.
3.88%, 7/6/26	11,000	10,993
Computer Technology (0.1%)
Oracle Corp.
4.36%, 7/24/26	15,000	14,959
Consumer, Non-Cyclical (1.0%)
Bayer Corp.,
4.31%, 10/22/26 (c)	40,450	39,903
4.32%, 10/19/26 (c)	55,000	54,277
4.32%, 10/20/26	100,000	98,674
		192,854
Diversified Financial Services (0.4%)
Equitable Short Term Funding LLC
4.21%, 12/18/26 (c)	76,800	75,357
Domestic Banks (5.0%)
Bank of America Securities, Inc.
3.90%, 12/2/26	35,000	34,402
HSBC USA, Inc.,
0.00%, 11/5/26	50,000	49,285
3.92%, 12/23/26 (c)	150,000	146,998
3.92%, 1/4/27 - 2/3/27	65,000	63,551
3.94%, 3/3/27	45,000	43,717
3.95%, 1/21/27 - 1/27/27	82,000	80,044
3.96%, 1/12/27 - 1/13/27 (c)	90,000	87,975
4.12%, 9/9/26	50,000	49,615
4.17%, 4/1/27 (c)	50,000	48,395
4.21%, 5/14/27	35,000	33,692
4.29%, 6/3/27	27,000	25,924
4.50%, 7/6/26	75,000	74,953
4.50%, 6/22/27 (c)	100,000	95,780
4.58%, 7/30/26	35,000	34,888
National Securities Clearing Corp.
3.76%, 7/6/26 (c)	110,000	109,933
		979,152

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (b) (cont'd)
Finance (4.7%)
Barclays Capital, Inc.,
3.89%, 1/27/27 - 2/3/27	$170,000	$165,934
3.95%, 3/5/27	60,000	58,311
4.16%, 4/30/27	150,000	144,773
4.17%, 12/22/26	50,000	49,017
4.18%, 5/4/27	200,000	192,933
4.19%, 5/10/27	25,000	24,098
4.22%, 5/26/27	4,775	4,594
4.32%, 3/25/27	25,000	24,237
4.47%, 7/31/26	55,000	54,825
Brookfield Infrastructure Holdings (Canada), Inc.
4.19%, 9/1/26	40,350	40,054
Citigroup Global Markets, Inc.,
4.03%, 1/4/27 (c)	50,000	48,948
4.14%, 4/28/27	120,000	115,842
		923,566
Industrials (0.5%)
CBRE Services, Inc.
4.03%, 7/24/26	30,000	29,921
Glencore Funding LLC
4.15%, 9/17/26 (a)	65,000	64,420
		94,341
International Banks (8.9%)
Banco Bilbao Vizcaya Argentaria
4.29%, 5/28/27 (c)	4,800	4,614
Bank of New Zealand
4.16%, 6/1/27 (c)	46,000	44,235
Federation Des Caisses Desjardins
3.84%, 3/4/27	95,000	92,351
First Abu Dhabi Bank PJSC
4.15%, 12/15/26 (c)	80,000	78,511
Macquarie Group Ltd.,
4.05%, 8/10/26	25,000	24,886
4.06%, 12/15/26 (c)	104,800	102,721
4.11%, 3/9/27	130,000	126,091
4.17%, 3/11/27 (c)	50,000	48,484
National Bank of Kuwait
4.08%, 9/4/26 (c)	39,900	39,620
National Westminster Bank PLC
4.20%, 5/21/27 (c)	140,000	134,799
Norddeutsche Landesbank,
4.19%, 5/19/27	150,000	144,397
4.22%, 5/28/27	35,000	33,655
4.28%, 3/25/27	39,000	37,801
4.29%, 7/2/26 - 6/8/27	275,000	268,029
4.44%, 7/31/26	140,000	139,559
Oversea Chinese Banking Corp.
3.91%, 10/5/26	50,000	49,475
Royal Bank of Canada,
4.19%, 3/19/27 - 3/22/27	202,000	195,999
4.20%, 3/23/27	100,000	97,000
	Face Amount (000)	Value (000)

Toronto-Dominion Bank
4.07%, 4/21/27	$18,000	$17,398
UBS AG London
4.30%, 3/18/27 (c)	65,000	65,031
		1,744,656
Utilities (0.2%)
National Grid North America, Inc.
4.01%, 7/24/26	50,000	49,867
Total Commercial Paper (Cost $4,705,552)		4,701,704
Corporate Bonds (4.1%)
Automobiles (1.1%)
American Honda Finance Corp.
4.90%, 3/12/27	6,048	6,067
General Motors Financial Co., Inc.,
4.35%, 1/17/27	3,245	3,242
5.35%, 7/15/27	35,000	35,306
Hyundai Capital America,
1.65%, 9/17/26 (c)	12,000	11,934
2.75%, 9/27/26 (c)	5,000	4,984
3.50%, 11/2/26	10,000	9,972
4.85%, 3/25/27 (c)	22,000	22,069
4.88%, 6/23/27 (a)(c)	23,829	23,924
5.25%, 1/8/27 (c)	64,475	64,749
5.28%, 6/24/27 (a)(c)	8,776	8,835
5.30%, 3/19/27 (c)	11,084	11,153
5.95%, 9/21/26 (c)	14,145	14,192
Volkswagen Group of America Finance LLC
6.00%, 11/16/26 (c)	6,910	6,949
		223,376
Automobiles Manufacturing (0.1%)
Mercedes-Benz Finance North America LLC
5.20%, 8/3/26 (c)	12,000	12,012
Diversified Financial Services (0.1%)
AerCap Ireland Capital Designated Activity Co.
2.45%, 10/29/26 (a)	1,000	994
Nomura Holdings, Inc.,
5.39%, 7/6/27	10,000	10,091
5.59%, 7/2/27	1,950	1,972
		13,057
Insurance (0.0%)‡
MassMutual Global Funding II
1.20%, 7/16/26 (c)	10,850	10,838
International Banks (2.8%)
ASB Bank Ltd.
1.63%, 10/22/26 (c)	5,495	5,454
Credit Agricole SA
5.59%, 7/5/26 (c)	25,000	25,003
Goldman Sachs Group, Inc.
3.85%, 1/26/27	53,246	53,124
Macquarie Bank Ltd.
5.27%, 7/2/27 (c)	35,000	35,316
NatWest Markets PLC
1.60%, 9/29/26	29,943	29,758

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (b) (cont'd)
International Banks (cont'd)
Sumitomo Mitsui Financial Group, Inc.,
1.40%, 9/17/26	$23,640	$23,509
2.63%, 7/14/26	208,468	208,347
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 9/16/26 (c)	5,000	4,972
Toronto-Dominion Bank,
4.57%, 12/17/26	10,731	10,751
5.53%, 7/17/26	146,535	146,632
		542,866
Wireless Telecom Services (0.0%)‡
Deutsche Telekom International Finance BV
3.60%, 1/19/27 (c)	5,675	5,650
Total Corporate Bonds (Cost $808,067)		807,799
Floating Rate Notes (d) (39.2%)
Asset-Backed Diversified Financial Services (0.8%)
Chariot Funding LLC,
3.99%, 2/26/27 (c)	125,000	125,017
Fairway Finance Corp.,
3.82%, 7/24/26 (c)	34,000	34,003
		159,020
Automobiles (2.2%)
American Honda Finance Corp.,
MTN
SOFR + 0.62%, 4.25%, 12/11/26	6,000	6,005
SOFR + 0.60%, 4.26%, 10/6/26	125,000	125,044
SOFR + 0.75%, 4.41%, 1/15/27	93,000	93,170
SOFR + 0.71%, 4.34%, 7/9/27 (a)	21,224	21,251
SOFR + 0.77%, 4.40%, 3/12/27	6,211	6,223
BMW U.S. Capital LLC,
SOFR + 0.78%, 4.41%, 3/19/27 (c)	118,795	119,160
Hyundai Capital America,
SOFR + 1.04%, 4.66%, 3/19/27 (c)	8,675	8,702
SOFR + 1.04%, 4.66%, 6/24/27 (a)(c)	6,399	6,431
Toyota Motor Credit Corp.,
MTN
SOFR + 0.35%, 3.97%, 6/11/27	50,000	49,997
		435,983
Automobiles Manufacturing (0.1%)
Mercedes-Benz Finance North America LLC,
SOFR + 0.78%, 4.45%, 4/1/27 (c)	20,000	20,061
Diversified Financial Services (3.8%)
American Express Co.,
SOFR + 0.65%, 4.30%, 11/4/26	43,778	43,818
Falcon Asset Funding LLC,
3.98%, 1/25/27 (c)	100,000	100,006
Mizuho Markets Cayman LP,
MTN
SOFR + 0.48%, 4.09%, 6/7/27 (c)	150,000	150,052
SOFR + 0.52%, 4.12%, 12/21/26 (c)	189,000	189,097
SOFR + 0.52%, 4.16%, 12/10/26 (c)	200,000	200,124
	Face Amount (000)	Value (000)

Podium Funding Trust,
3.99%, 1/13/27	$70,000	$70,032
		753,129
Domestic Banks (0.6%)
Bank of America Corp.,
SOFR + 0.96%, 1.73%, 7/22/27	60,430	60,339
ING U.S. Funding LLC,
3.96%, 7/6/26 (c)	50,000	50,002
		110,341
Finance (3.1%)
Citigroup Global Markets, Inc.,
3.94%, 12/1/26 (c)	100,000	99,997
3.97%, 12/16/26 - 12/17/26 (c)	99,600	99,604
MTN
SOFR + 0.50%, 4.10%, 1/4/27	397,500	397,572
		597,173
Industrials (0.2%)
Caterpillar Financial Services Corp.,
MTN
SOFR + 0.52%, 4.16%, 5/14/27	41,630	41,701
John Deere Capital Corp.,
SOFR + 0.40%, 4.06%, 1/5/27	3,607	3,609
		45,310
Insurance (1.4%)
Protective Life Global Funding,
SOFR + 0.65%, 4.31%, 5/6/27 (c)	262,500	263,133
International Banks (27.0%)
ASB Bank Ltd.,
3.92%, 12/15/26 (c)	150,000	150,049
SOFR + 0.32%, 3.94%, 9/4/26 (c)	5,000	5,002
Banco Santander SA,
SOFR + 0.40%, 4.02%, 12/24/26	200,000	200,119
Bank of Montreal,
SOFR + 0.38%, 4.00%, 5/26/27 - 5/27/27	200,000	200,024
4.01%, 6/21/27 (c)	125,000	124,977
SOFR + 0.40%, 4.02%, 7/7/27	50,000	49,996
4.05%, 6/18/27 (c)	100,000	100,010
4.09%, 5/7/27 (c)	127,000	127,152
SOFR + 0.76%, 4.39%, 6/4/27	9,013	9,048
Bank of Nova Scotia,
SOFR + 0.61%, 4.24%, 9/15/26	12,920	12,930
Banque Federative du Credit Mutuel SA,
SOFR + 1.40%, 5.07%, 7/13/26 (c)	5,575	5,577
Barclays Bank PLC,
SOFR + 0.42%, 4.04%, 12/18/26	124,000	124,084
Bayerische Landesbank,
SOFR + 0.42%, 4.04%, 1/6/27	200,000	200,151
Canadian Imperial Bank of Commerce,
3.98%, 5/28/27 (c)	200,000	200,018
4.02%, 6/17/27 (c)	60,000	60,006
4.04%, 6/22/27 (c)	145,000	145,015
Credit Industriel ET Commercial SA,
SOFR + 0.42%, 4.04%, 12/15/26	513,000	513,489

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Floating Rate Notes (d) (cont'd)
International Banks (cont'd)
Deutsche Bank AG,
SOFR + 0.40%, 4.06%, 1/6/27	$125,000	$125,090
ING Bank NV,
3.96%, 12/21/26	150,000	150,060
Lloyds Bank PLC,
3.96%, 12/18/26	250,000	250,047
Macquarie Bank Ltd.,
SOFR + 0.39%, 4.01%, 12/23/26 (c)	225,000	225,134
SOFR + 0.40%, 4.02%, 1/8/27 - 1/11/27 (c)	400,000	400,255
National Bank of Canada,
SOFR + 0.31%, 3.93%, 1/28/27 (c)	200,000	200,013
SOFR + 0.32%, 3.94%, 2/23/27 (c)	250,000	250,034
3.99%, 6/1/27 (c)	125,000	125,022
SOFR + 0.40%, 4.02%, 12/29/26 (c)	350,000	350,332
National Bank of Kuwait,
SOFR + 0.47%, 4.09%, 9/3/26	10,000	10,004
NatWest Markets PLC,
SOFR + 0.90%, 4.54%, 5/17/27 (c)	32,499	32,634
Royal Bank of Canada,
SOFR + 0.95%, 4.61%, 1/19/27	12,700	12,741
Sumitomo Mitsui Banking Corp.,
SOFR + 0.40%, 4.02%, 12/4/26 (c)	300,000	300,227
Sumitomo Mitsui Financial Group, Inc.,
SOFR + 0.88%, 4.54%, 1/14/27	29,626	29,727
SOFR + 1.30%, 4.97%, 7/13/26	54,238	54,259
Toronto-Dominion Bank,
SOFR + 0.40%, 4.02%, 12/14/26	90,000	90,036
SOFR + 0.59%, 4.22%, 9/10/26	5,457	5,462
SOFR + 0.62%, 4.25%, 12/17/26	89,500	89,637
SOFR + 0.73%, 4.39%, 4/5/27	37,549	37,659
MTN
SOFR + 1.08%, 4.75%, 7/17/26	5,000	5,002
UBS AG London,
3.99%, 3/11/27 (c)	90,000	90,020
4.04%, 3/12/27 (c)	250,000	250,124
		5,311,166
Total Floating Rate Notes (Cost $7,691,654)		7,695,316
Repurchase Agreements (17.9%)
Bank of America Securities, Inc., (4.13% (e), dated 6/30/25, due 9/28/26; proceeds $236,745; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (f)	225,000	225,000
Bank of America Securities, Inc., (4.13% (e), dated 10/24/25, due 9/28/26; proceeds $103,889; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Bank of America Securities, Inc., (4.13% (e), dated 11/5/25, due 9/28/26; proceeds $103,751; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
	Face Amount (000)	Value (000)

Bank of Nova Scotia, (3.74%, dated 6/30/26, due 7/1/26; proceeds $182,019; fully collateralized by various Common Stocks; valued at $191,100) (f)	$182,000	$182,000
Bank of Nova Scotia, (3.72%, dated 6/30/26, due 7/1/26; proceeds $98,010; fully collateralized by various Corporate Bonds, 1.20% - 6.95% due 8/15/26 - 12/31/79; valued at $102,900)	98,000	98,000
BNP Paribas Prime Brokerage, Inc., (3.76%, dated 6/24/26, due 7/1/26; proceeds $221,162; fully collateralized by various Common Stocks and Preferred Stocks; valued at $232,220) (f)	221,000	221,000
BNP Paribas SA, (3.79% (e), dated 10/9/25, due 7/7/26; proceeds $236,562; fully collateralized by various Corporate Bonds, 4.00% - 15.00% due 5/15/27 - 5/15/36; valued at $243,800) (f)	230,000	230,000
Credit Agricole Corporate and Investment Bank, (3.68%, dated 6/25/26, due 7/2/26; proceeds $120,086; fully collateralized by various Corporate Bonds, 1.11% - 7.77% due 9/14/26 - 5/15/56 and a U.S. Government obligation, 3.63% due 8/15/28; valued at $126,000)	120,000	120,000
Credit Agricole Corporate and Investment Bank, (3.68%, dated 6/29/26, due 7/6/26; proceeds $99,846; fully collateralized by various Corporate Bonds, 1.55% - 8.50% due 7/13/26 - 5/15/56; valued at $104,764)	99,775	99,775
Credit Agricole Corporate and Investment Bank, (3.83% (e), dated 4/15/26, due 7/7/26; proceeds $201,766; fully collateralized by various Corporate Bonds, 1.65% - 8.00% due 7/12/26 - 10/27/81; valued at $210,000) (f)	200,000	200,000
ING Financial Markets LLC, (3.69%, dated 6/30/26, due 7/1/26; proceeds $1,000; fully collateralized by various Corporate Bonds, 2.38% - 5.55% due 12/15/27 - 6/1/45; valued at $1,050)	1,000	1,000
JP Morgan Clearing Corp., (3.83% (e), dated 6/4/26, due 7/7/26; proceeds $451,379; fully collateralized by various Common Stocks, Preferred Stocks and Convertable Bonds, 2.75% due 5/15/28; valued at $476,713) (f)	449,800	449,800
JP Morgan Clearing Corp., (3.80% (e), dated 9/17/25, due 7/7/26; proceeds $309,278; fully collateralized by various Corporate Bonds, 2.77% - 12.88% due 4/10/27 - 12/15/86; valued at $318,394)	300,000	300,000
JP Morgan Securities LLC, (3.87% (e), dated 11/17/21, due 7/7/26; proceeds $82,740; fully collateralized by various Common Stocks; valued at $73,737) (f)	70,000	70,000
Mizuho Securities USA LLC, (4.02% (e), dated 12/16/25, due 8/4/26; proceeds $38,980; fully collateralized by various Corporate Bonds, 7.00% - 8.26% due 5/15/29 - 7/17/32; valued at $40,280) (f)	38,000	38,000

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
MUFG Securities Americas, Inc., (4.05% (e), dated 11/25/25, due 8/4/26; proceeds $77,126; fully collateralized by various Common Stocks; valued at $80,549) (f)	$75,000	$75,000
MUFG Securities Americas, Inc., (3.68%, dated 6/30/26, due 7/1/26; proceeds $65,007; fully collateralized by various Common Stocks; valued at $68,257) (f)	65,000	65,000
Pershing LLC, (3.94%, dated 6/30/26, due 7/1/26; proceeds $25,003; fully collateralized by various Corporate Bonds, 2.40% - 10.88% due 10/22/26 - 5/15/67 and U.S. Government obligation, 0.00% due 10/8/26; valued at $26,368) (f)	25,000	25,000
Societe Generale SA, (3.70%, dated 6/30/26, due 7/1/26; proceeds $100,010; fully collateralized by various Corporate Bonds, 0.88% - 7.77% due 7/15/26 - 12/31/79; valued at $105,011) (f)	100,000	100,000
Societe Generale SA, (3.72%, dated 6/30/26, due 7/1/26; proceeds $147,015; fully collateralized by various Corporate Bonds, 1.75% - 10.00% due 12/1/26 - 10/15/44; valued at $155,836)	147,000	147,000
TD Securities USA LLC, (3.71%, dated 6/30/26, due 7/1/26; proceeds $263,027; fully collateralized by various Corporate Bonds, 1.71% - 8.50% due 8/20/26 - 11/1/64; valued at $276,150)	263,000	263,000
Wells Fargo Securities LLC, (4.00% (e), dated 12/9/25, due 9/28/26; proceeds $123,904; fully collateralized by various Common Stocks and Preferred Stocks; valued at $126,000) (f)	120,000	120,000
Wells Fargo Securities LLC, (3.62% (e), dated 5/4/26, due 9/28/26; proceeds $295,301; fully collateralized by various Corporate Bonds, 1.75% - 7.13% due 9/15/26 - 3/15/82; valued at $305,551) (f)	291,000	291,000
Total Repurchase Agreements (Cost $3,520,575)		3,520,575
Sovereign (0.3%)
KSA Sukuk Ltd.,
5.25%, 6/4/27 (c)	10,000	10,065
5.25%, 6/4/27	1,800	1,812
Saudi Government International Bond,
3.25%, 10/26/26 (c)	25,000	24,950
3.25%, 10/26/26	25,000	24,951
Total Sovereign (Cost $61,762)		61,778
Total Investments (100.2%) (Cost $19,695,061) (g)(h)		19,690,777
Liabilities in Excess of Other Assets (–-0.2%)		(32,492)
Net Assets (100.0%)		$19,658,285

‡	Amount is less than 0.05%.
(a)	All or a portion of the security is subject to delayed delivery.
(b)	The rates shown are the effective yields at the date of purchase.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not
indicate a reference rate and spread in their description in the
Portfolio of Investments.

(e)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$4,119,000 and the aggregate gross unrealized depreciation is approximately $8,403,000, resulting in net unrealized
depreciation of approximately $4,284,000.

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Floating Rate Notes	39.1%
Commercial Paper	23.9
Repurchase Agreements	17.9
Certificates of Deposit	14.7
Other*	4.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments
Ultra-Short Strategy Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (1.9%)
International Bank (1.9%)
Qatar National Bank
4.37%, 6/17/27 (a)	$100	$96
Commercial Paper (15.9%)
Consumer, Non-Cyclical (1.0%)
Bayer Corp.
4.31%, 10/22/26 (a)(b)	50	49
Finance (4.3%)
Barclays Capital, Inc.
4.22%, 5/26/27 (a)	225	216
Industrials (0.9%)
General Motors Financial Co., Inc.
4.38%, 4/5/27 (a)	45	44
International Banks (9.7%)
Banco Bilbao Vizcaya Argentaria
4.29%, 5/28/27 (a)(b)	200	192
Macquarie Group Ltd.
4.06%, 12/15/26 (a)(b)	200	196
National Bank of Kuwait
4.08%, 9/4/26 (a)(b)	100	100
		488
Total Commercial Paper (Cost $798)		797
Corporate Bonds (21.3%)
Automobiles (7.2%)
American Honda Finance Corp.
4.90%, 3/12/27	50	50
Daimler Truck Finance North America LLC
5.00%, 1/15/27 (b)	150	151
Mercedes-Benz Finance North America LLC
3.45%, 1/6/27 (b)	160	159
		360
Consumer, Non-Cyclical (4.7%)
Nestle Holdings, Inc.
1.15%, 1/14/27 (b)	241	237
Industrials (0.9%)
Glencore Funding LLC
4.00%, 3/27/27 (b)	45	45
International Bank (4.0%)
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 9/14/26 (b)	200	201
Wireless Telecom Services (4.5%)
Deutsche Telekom International Finance BV
3.60%, 1/19/27 (b)	225	224
Total Corporate Bonds (Cost $1,067)		1,067
Floating Rate Notes (c) (37.4%)
Automobiles (8.0%)
Hyundai Capital America,
SOFR + 1.04%, 4.66%, 3/19/27 (b)	200	201
Toyota Motor Credit Corp.,
MTN
SOFR + 0.65%, 4.27%, 3/19/27	200	200
		401
	Face Amount (000)	Value (000)

Consumer, Non-Cyclical (4.0%)
GlaxoSmithKline Capital PLC,
SOFR + 0.50%, 4.13%, 3/12/27	$200	$200
Diversified Financial Services (7.9%)
American Express Co.,
SOFR + 0.65%, 4.30%, 11/4/26	200	200
Citigroup Global Markets Holdings, Inc.,
MTN
SOFR + 0.50%, 4.09%, 1/6/27	200	200
		400
Industrials (8.5%)
Caterpillar Financial Services Corp.,
MTN
SOFR + 0.52%, 4.16%, 5/14/27	200	200
John Deere Capital Corp.,
MTN
SOFR + 0.60%, 4.26%, 4/19/27	225	226
		426
International Banks (9.0%)
Bank of Montreal,
SOFR + 0.76%, 4.39%, 6/4/27	200	201
Bank of Nova Scotia,
SOFR + 0.61%, 4.24%, 9/15/26	50	50
Banque Federative du Credit Mutuel SA,
SOFR + 1.40%, 5.07%, 7/13/26 (b)	200	200
		451
Total Floating Rate Notes (Cost $1,878)		1,878
Repurchase Agreements (21.9%)
BNP Paribas SA, (3.78%, dated 6/30/26, due 7/1/26; proceeds $225,024; fully collateralized by a Corporate Bonds, 8.38% due 2/1/28; valued at $239,253)	225	225
Credit Agricole Corporate and Investment Bank, (3.68%, dated 6/29/26, due 7/6/26; proceeds $225,161; fully collateralized by a Corporate Bonds, 5.70% due 3/8/33; valued at $236,971)	225	225
JP Morgan Clearing Corp., (3.83% (d), dated 6/4/26, due 7/7/26; proceeds $200,702; fully collateralized by various Common Stocks; valued at $210,608)	200	200

Morgan Stanley Institutional Fund Trust

Third Quarter Report −June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Strategy Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Mizuho Securities USA LLC, (3.76%, dated 6/30/26, due 7/1/26; proceeds $225,024; fully collateralized by various Common Stocks; valued at $236,313)	$225	$225
TD Securities USA LLC, (3.72%, dated 6/30/26, due 7/1/26; proceeds $225,023; fully collateralized by various Corporate Bonds, 4.75% - 5.75% due 8/1/32 - 1/15/43; valued at $238,539)	225	225
Total Repurchase Agreements (Cost $1,100)		1,100
Total Investments (98.4%) (Cost $4,939) (e)		4,938
Other Assets in Excess of Liabilities (1.6%)		78
Net Assets (100.0%)		$5,016

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not
indicate a reference rate and spread in their description in the
Portfolio of Investments.

(d)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately
$1,000, resulting in net unrealized depreciation of approximately
$1,000.

MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Floating Rate Notes	38.0%
Repurchase Agreements	22.3
Corporate Bonds	21.6
Commercial Paper	16.1
Other*	2.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments
Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited(“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Corporate Bond Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$153,209	$—	$153,209
Preferred Stock
Wireless Telecommunication Services	346	—	—	346
Investment Company	778	—	—	778
Short-Term Investments
Investment Company	1,103	—	—	1,103
U.S. Treasury Security	—	826	—	826
Total Short-Term Investments	1,103	826	—	1,929
Foreign Currency Forward Exchange Contract	—	9	—	9
Future Contract	283	—	—	283
Total Assets	2,510	154,044	—	156,554
Liabilities:
Futures Contracts	(193)	—	—	(193)
Total Liabilities	(193)	—	—	(193)
Total	$2,317	$154,044	$—	$156,361

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Discovery Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$742,695 (1)	$—	$—	$742,695
Preferred Stock
Software	—	—	37,376	37,376
Investment Company	14,574	—	—	14,574
Warrants	61	—	—	61
Call Options Purchased	—	821	—	821
Short-Term Investments
Investment Company	18,753	—	—	18,753
Repurchase Agreements	—	2,802	—	2,802
Total Short-Term Investments	18,753	2,802	—	21,555
Total Assets	$776,083	$3,623	$37,376	$817,082

(1)	The level classification by major category of investments is the same as the category presentation in the Consolidated Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$37,992	$(5,142)
Purchases	—	—
Sales	(26,032)	—
PIPE transactions	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	5,142
Change in unrealized appreciation (depreciation)	9,452	—
Realized gains (losses)	15,964	—
Ending Balance	$37,376	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$9,452	$—
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$37,376	Market Transaction Method	Precedent Transaction	$190.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	18.7x	Increase
			Discount for Lack of Marketability	18.0%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Global Strategist Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$21,664	$—	$21,664
Asset-Backed Securities	—	4,145	—	4,145
Commercial Mortgage-Backed Securities	—	4,197	—	4,197
Corporate Bonds	—	36,784	—	36,784
Mortgages - Other	—	6,867	—	6,867
Municipal Bond	—	213	—	213
Sovereign	—	124,507	—	124,507
Supranational	—	4,424	—	4,424
U.S. Treasury Securities	—	57,201	—	57,201
Total Fixed Income Securities	—	260,002	—	260,002
Common Stocks
Aerospace & Defense	5,103	2,621	—	7,724
Air Freight & Logistics	624	397	—	1,021
Automobile Components	105	124	—	229
Automobiles	4,251	545	—	4,796
Banks	10,590	16,671	—	27,261
Beverages	2,177	765	—	2,942
Biotechnology	3,815	465	—	4,280
Broadline Retail	8,229	558	—	8,787
Building Products	1,021	479	—	1,500
Capital Markets	5,852	2,400	—	8,252
Chemicals	2,195	1,223	—	3,418
Commercial Services & Supplies	1,115	164	—	1,279
Communications Equipment	3,553	376	—	3,929
Construction & Engineering	785	619	—	1,404
Construction Materials	551	275	—	826
Consumer Finance	1,166	—	—	1,166
Consumer Staples Distribution & Retail	3,939	641	—	4,580
Containers & Packaging	409	—	—	409
Distributors	52	15	—	67
Diversified Consumer Services	—	34	—	34
Diversified REITs	50	104	—	154
Diversified Telecommunication Services	2,080	1,113	—	3,193
Electric Utilities	3,085	1,566	—	4,651
Electrical Equipment	2,825	2,245	—	5,070
Electronic Equipment, Instruments & Components	2,571	138	—	2,709
Energy Equipment & Services	490	38	— †	528 †
Entertainment	2,555	96	—	2,651
Financial Services	6,671	731	—	7,402
Food Products	786	1,470	—	2,256
Gas Utilities	132	180	—	312
Ground Transportation	2,338	40	—	2,378
Health Care Equipment & Supplies	2,788	711	—	3,499
Health Care Providers & Services	13,232	170	—	13,402
Health Care REITs	678	—	—	678
Health Care Technology	92	30	—	122
Hotels, Restaurants & Leisure	3,509	727	—	4,236
Household Durables	471	19	—	490
Household Products	1,565	300	—	1,865
Independent Power & Renewable Electricity Producers	188	223	—	411

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Global Strategist Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Industrial Conglomerates	$502	$1,152	$—	$1,654
Industrial REITs	403	242	—	645
Information Technology Services	3,863	69	—	3,932
Insurance	4,330	3,660	—	7,990
Interactive Media & Services	15,681	88	—	15,769
Investment Company	—	—	— †	— †
Life Sciences Tools & Services	1,579	282	—	1,861
Machinery	4,039	1,560	—	5,599
Marine Transportation	—	124	—	124
Media	271	142	—	413
Metals & Mining	2,337	2,529	— †	4,866 †
Mortgage Real Estate Investment	49	—	—	49
Multi-Utilities	1,217	844	—	2,061
Office REITs	—	15	—	15
Oil, Gas & Consumable Fuels	7,791	2,507	—	10,298
Paper & Forest Products	—	104	—	104
Passenger Airlines	84	207	—	291
Personal Care Products	180	920	—	1,100
Pharmaceuticals	6,972	5,577	—	12,549
Professional Services	826	615	—	1,441
Real Estate Management & Development	208	414	—	622
Residential REITs	429	—	—	429
Retail REITs	520	214	—	734
Semiconductors & Semiconductor Equipment	40,165	4,010	—	44,175
Software	18,164	775	—	18,939
Specialized REITs	1,546	—	—	1,546
Specialty Retail	3,200	358	—	3,558
Tech Hardware, Storage & Peripherals	16,019	52	—	16,071
Textiles, Apparel & Luxury Goods	372	1,487	—	1,859
Tobacco	1,272	626	—	1,898
Trading Companies & Distributors	934	302	—	1,236
Transportation Infrastructure	—	267	—	267
Water Utilities	86	86	—	172
Wireless Telecommunication Services	322	143	—	465
Total Common Stocks	234,999	67,644	— †	302,643 †
Rights	1	—	— @	1
Warrants	—	—	— †	— †
Short-Term Investment
Investment Company	39,396	—	—	39,396
Foreign Currency Forward Exchange Contracts	—	769	—	769
Futures Contracts	1,063	—	—	1,063
Total Return Swap Agreements	—	7,881	—	7,881
Total Assets	275,459	336,296	—@ †	611,755 †

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Global Strategist Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(937)	$—	$(937)
Futures Contracts	(217)	—	—	(217)
Total Return Swap Agreements	—	(2,203)	—	(2,203)
Total Liabilities	(217)	(3,140)	—	(3,357)
Total	$275,242	$333,156	$—@ †	$608,398 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Ultra-Short Income Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,903,605	$—	$2,903,605
Commercial Paper	—	4,701,704	—	4,701,704
Corporate Bonds	—	807,799	—	807,799
Floating Rate Notes	—	7,695,316	—	7,695,316
Repurchase Agreements	—	3,520,575	—	3,520,575
Sovereign	—	61,778	—	61,778
Total Assets	$—	$19,690,777	$—	$19,690,777

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2026 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Ultra-Short Strategy Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$96	$—	$96
Commercial Paper	—	797	—	797
Corporate Bonds	—	1,067	—	1,067
Floating Rate Notes	—	1,878	—	1,878
Repurchase Agreements	—	1,100	—	1,100
Total Assets	$—	$4,938	$—	$4,938
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.